[H & M Final]

[Translation]

SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

ANNUAL SECURITIES REPORT
(The Fifth Fiscal Year)
From: October 1, 1998
To: September 30, 1999

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

SECURITIES REGISTRATION STATEMENT

PUTNAM U.S. GOVERNMENT INCOME TRUST

SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

                                            Filing Date: March 17, 2000

Name of the Registrant Trust:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative   Charles E. Porter
Of Trustees:                                Executive Vice President

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Registration Agent:       Harume Nakano
                                            Attorney-at-Law
                                            Signature [Harume Nakano]
                                            ------------------------
                                                   (Seal)

                                            Ken Miura
                                            Attorney-at-Law
                                            Signature [Ken Miura]
                                            ------------------------
                                                   (Seal)

Address or Place of Business                Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Name of Liaison Contact:                    Harume Nakano
                                            Ken Miura
                                            Attorneys-at-Law

Place of Liaison Contact:                   Hamada & Matsumoto
                                            Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Phone Number:                               03-3580-3377

Public Offering or Sale for Registration

Name of the Fund Making Public              PUTNAM U.S. GOVERNMENT INCOME
Offering or Sale of Foreign                 TRUST
Investment Fund Securities:
Type and Aggregate Amount of                Up to 115.4 million Class M
Foreign Investment Fund Securities          Shares
to be Publicly Offered or Sold:             Up to the total amount obtained
                                            by aggregating the amounts
                                            calculated by multiplying the
                                            respective net asset value per
                                            Class M Share in respect
                                            of 115.4 million Class M Shares
                                            (The maximum amount expected to be
                                            sold is 1,402 million U.S. dollars
                                            (\150 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=[YEN] 107.00 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2000.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2000 (U.S.$12.15) by 115.4 million Class M Shares for convenience.

Places where a copy of this Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Securities Registration Statement is 19 pages.)


C O N T E N T S
                                                      Japanese      This
                                                      Original     English
                                                                  Translation

PART I.   INFORMATION CONCERNING SECURITIES               1            1

PART II.  INFORMATION CONCERNING ISSUER                   4            7
I.        DESCRIPTION OF THE FUND                         4            7
II.       OUTLINE OF THE FUND                             4            7
III.      OUTLINE OF THE OTHER RELATED COMPANIES          4            7
IV.       FINANCIAL CONDITIONS OF THE FUND                4            7
V.        SUMMARY OF INFORMATION CONCERNING
          FOREIGN INVESTMENT TRUST SECURITIES             4            7
VI.       MISCELLANEOUS                                   4            5

PART III. SPECIAL INFORMATION                             6            9
I.        OUTLINE OF THE SYSTEM OF INVESTMENT
          TRUSTS IN MASSACHUSETTS                         6            9
II.       FINANCIAL CONDITIONS OF THE INVESTMENT
          MANAGEMENT COMPANY                             12           17
III.      FORM OF FOREIGN INVESTMENT FUND SECURITIES     12           17

PART I.  INFORMATION CONCERNING SECURITIES

1. NAME OF FUND:               PUTNAM U.S. GOVERNMENT INCOME TRUST
                               (hereinafter referred to as the "Fund")

2. NATURE OF FOREIGN           Five classes of shares (Class A shares, Class B
   INVESTMENT FUND SECU-       shares, Class C shares, Class M shares and
   RITIES CERTIFICATES:        Class Y shares)
                               Registered shares without par value
                               In Japan, Class M Shares (hereinafter
                               referred to as the "Shares") are for public offering. No rating has been acquired.

3. NUMBER OF SHARES TO         Up to 115.4 million Shares
   BE OFFERED FOR SALE
   (IN JAPAN)

4. TOTAL AMOUNT OF             Up to the total amount obtained by aggregating
   OFFERING PRICE:             the amounts calculated by multiplying
                               the respective net asset value per Share in respect of 115.4 million Shares
                               (The maximum amount expected to be sold is 1,402 million U.S. dollars ([YEN] 150 billion).

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of January 31, 2000 ($12.15) by the number of Shares to be offered (115.4 million).

Note 2: Dollar amount is translated for convenience at the rate of $1.00=[YEN] 107.00 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2000). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, conversion into yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and rounding up when necessary. As a result, there are cases in which Japanese yen figures for the same information differ from each other.

5.  ISSUE PRICE:               The Net Asset Value per Share next calculated
                               on a Fund Business Day after the application for purchase is received by the Fund.

Note: A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

6.  SALES CHARGE:              The public offering price means the amount
                               calculated by dividing the net asset value by (1-0.0325) and rounded to three decimal places.
                               The sales charge in Japan shall be 3% the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales
                               Price"). Any amount in excess of the net asset value and the Sales Price shall be retained by Putnam Mutual Funds Corp., principal underwriter of the Fund.

7.  MINIMUM AMOUNT OR          The minimum amount for purchase of
    NUMBER OF SHARES           Shares is 100 shares, and shares may be
    FOR SUBSCRIPTION:          purchased in integral multiples of 100 shares.

8.  PERIOD OF                  From: April 3, 2000 (Monday)
    SUBSCRIPTION:              To:   April 2, 2001 (Monday)
                               Provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

9.  DEPOSIT FOR                None.
    SUBSCRIPTION:

10. PLACE OF                   Kokusai Securities Co., Ltd. (hereinafter
    SUBSCRIPTION:              referred to as " Kokusai" or the "Distributor")
                               Tokyo Sumitomo Twin Building, East 27-1,
                               Shinkawa 2-chome Chuo-ku, Tokyo

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

11. DATE AND PLACE             Investors shall pay the Issue Price and Sales
    OF PAYMENT:                Charge to the Distributor or the sales handling
                               companies within 4 business days in Japan from the day when Distributor or the sales handling companies confirms the execution of the order
                               (the "Trade Day"). The total issue price for each Application Day will be transferred by the Distributor to the account of the Fund at Putnam
                               Fiduciary Trust Company, the transfer agent, within 3 Fund Business Days (hereinafter referred to as "Payment Date") from (and including) the Application Day.

12. OUTLINE OF UNDERWRITING, ETC.:

(A) Kokusai undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Mutual Funds Corp. in connection with the sale of the Shares in Japan.

(B) Kokusai will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies
(hereinafter referred to as the "Sales Handling Company") to the Fund.

Note: "The Sales Handling Company" mean a securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc, concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.

(C)  The Fund has appointed Kokusai as the Agent Company in Japan.

Note: "The Agent Company" shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and the Sales Handling Companies rendering such other services.

13.  MISCELLANEOUS:

(A)  Method of Subscription:

Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements ("Account Agreement") and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or the Sales Handling Company.

The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Kokusai on the Payment Date.

(B)  Performance Information

The following information provides some indication of the Fund's risks. The chart shows year-to-year changes in the performance of one of the Fund's classes of shares, class M shares. The table following the chart compares the Fund's performance to that of a broad measure of market performance. Of course, the Fund's past performance is not an indication of future performance.




[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS M SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS M SHARES

1990        9.59%
1991       11.53%
1992        6.42%
1993        5.35%
1994       -2.77%
1995       16.06%
1996        3.62%
1997        8.24%
1998        6.60%
1999       -0.15%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 4.96% (quarter ending 6/30/95) and the lowest return for a quarter was -2.84% (quarter ending 3/31/94).

Performance of Class M shares shown in the bar chart and in the table that follows for periods prior to their inception on 2/6/95, is derived from the historical performance of the Fund's Class A shares (not offered in Japan), adjusted to reflect the higher operations expenses of Class M shares and, in the table only, the appropriate sales charge.

Average annual total returns (for periods ending 12/31/99)
-------------------------------------------------------------------------------
                   Past 1 year     Past 5 years     Past 10 years
-------------------------------------------------------------------------------
Class M              -3.39%           6.04%            5.97%
-------------------------------------------------------------------------------
Lehman Brothers
Mortgage-Backed
Securities Index      1.85%           7.98%            7.78%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charges. The Fund's performance is compared to the Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index of 15-and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

(C) Fees and Expenses

This table summarizes the fees and expenses investors may pay if investors invest in the Fund. Expenses are based on the Fund's last fiscal year.

Shareholder Fees (fees paid directly from investors' investment)
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage
of the offering price)                                                   3.25%
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of the original
purchase price or redemption proceeds, whichever is lower)               None
-------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

-------------------------------------------------------------------------------
                               Distribution                     Total fund
            Management fees   (12b-1) fees   Other expenses  operating expenses
-------------------------------------------------------------------------------
Class M           0.43%           0.50%           0.17%            1.10%
-------------------------------------------------------------------------------

(D) Example

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that an investor invests $10,000 in the Fund for the time periods shown and then, redeems all his/her shares at the end of those periods. It also assumes a 5% return on an investor's investment each year and that the Fund's operating expenses remain the same. The example is hypothetical; an investor's actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                1 year     3 years      5 years      10 years
-------------------------------------------------------------------------------
Class M          $434       $663         $911          $1,622
-------------------------------------------------------------------------------

(E) Offerings other than in Japan:

Shares are simultaneously offered in the United States of America.

PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND
The description in this item is same as the description in I.
DESCRIPTION OF THE FUND of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

II.  OUTLINE OF THE FUND
The description in this item is same as the description in II.
OUTLINE OF THE FUND of the Annual Securities Report (The Fifth Fiscal
Year) attached hereafter.

III. OUTLINE OF THE OTHER RELATED COMPANIES
The description in this item is same as the description in III.
OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

IV.  FINANCIAL CONDITIONS OF THE FUND
The description in this item is same as the description in IV.
FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES The description in this item is same as the description in V.
SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

VI.  MISCELLANEOUS
The following documents concerning the Fund were filed with the Director of Kanto Local Finance Bureau.

(1)  December 1, 1998:     Amendment to Securities Registration Statement
     March 16, 1999:       Securities Registration Statement
                           Annual Securities Report (The Fourth Fiscal Year)
                           Amendment to Securities Registration Statement
     June 30, 1999:        Semi-annual Report (The Fifth Term)
                           Amendment to Securities Registration Statement

(2)  The ornamental design is used in cover page of the Japanese Prospectus.

(3)  The following must be set forth in the Prospectus.
Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other
Related Companies" and "IV. Financial Condition of the Fund" in Part II, Information on the Issuer, of the SRS.

(4)  Summarized Preliminary Prospectus will be used.
The attached document (Summarized Preliminary Prospectus) will be used pursuant to the extent permitted by applicable law, as set forth at
Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities. For performance information, the average of the annual yield calculated in respect of immediately preceding seven days and/or any one month may be added in percentage up to one decimal places (rounding down to second decimal places).

PART III.  SPECIAL INFORMATION

I.  OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.  Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

1. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

2. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

3. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

4. The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet an other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

5. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

2. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company ("investment company" or "fund") offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

1. Updating its prospectus if it becomes materially inaccurate or misleading;

2. Annual update of its registration statement;

3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

5. Maintenance of a code of ethics; and

6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III.  Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the New York Stock Exchange is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V. Shareholder Information, Rights and Procedures for the Exercise of Such Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Fund distributions generally will be taxable to shareholders as ordinary income, except that any distributions designated by the Fund as deriving from net gains on securities held by the Fund for more than one year will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

Distributions from capital gains are made after applying any available capital loss carryovers.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not willful neglect. An individual's taxpayer identification number is his or her social security number.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for at least 31 days during the calendar year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan", on page 25 of the Annual Securities Report attached hereafter.

New regulations relating to withholding tax on income paid to foreign persons (the "New Withholding Regulations") will generally be effective for payments made after December 31, 2000. The New Withholding Regulations modify and, in general, unify the way in which non-U.S. investors establish their status as non-U.S. States "beneficial owners" eligible for withholding exemptions including a reduced treaty rate or an exemption from backup withholding. For example, the new regulations will require new forms, which non-U.S. investors will generally have to provide earlier than they would have had to provide replacements for expiring existing forms.

The New Withholding Regulations clarify withholding agents' reliance standards. They also require additional certifications for claiming treaty benefits. For example, a non-U.S. investor may be required to provide a TIN, and may have to certify that he/she "derives" the income with respect to which the treaty benefit is claimed within the meaning of applicable regulations. The New Withholding Regulations also provide somewhat different procedures for foreign intermediaries and flow-through entities, such as foreign partnerships, to claim the benefit of applicable exemptions on behalf of non-U.S. investors for which or for whom they receive payments.
The New Withholding Regulations also amend the foreign broker office deinition as it applies to partnerships.

The New Withholding Regulations are complex and this summary does not completely describe them. Non-U.S. investors should consult with their tax advisors to determine how the New Withholding Regulations will affect their particular circumstances.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local or foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law.

VII.  Important Participants in Offering of Mutual Fund Shares

A. Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

B. Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

C. Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

D. Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

E. Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

II.  FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in II.
FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

(1) Front

a.  Name of the Fund
b.  Number of shares represented
c.  Signatures of the Chairman and Transfer Agent
d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

(2) Back

a.  Space for endorsement
b.  Description concerning delegation of transfer agency




AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST



AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director of Kanto Local Finance Bureau       Filing Date: March 17, 2000

Name of the Registrant Fund:                      PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative         Charles E. Porter
Of Trustees:                                      Executive Vice President

Address of Principal Office:                      One Post Office Square
                                                  Boston, Massachusetts 02109
                                                  U. S. A.

Name and Title of Registration Agent:             Harume Nakano
                                                  Attorney-at-Law
                                                  Signature [Harume Nakano]
                                                  ------------------------
                                                        (Seal)

                                                  Ken Miura
                                                  Attorney-at-Law
                                                  Signature [Ken Miura]
                                                  ------------------------
                                                        (Seal)

Address or Place of Business                      Kasumigaseki Building, 25th Floor
                                                  2-5, Kasumigaseki 3-chome
                                                  Chiyoda-ku, Tokyo

Name of Liaison Contact:                          Harume Nakano
                                                  Ken Miura
                                                  Attorneys-at-Law

Place of Liaison Contact:                         Hamada & Matsumoto
                                                  Kasumigaseki Building, 25th Floor
                                                  2-5, Kasumigaseki 3-chome
                                                  Chiyoda-ku, Tokyo

Phone Number:                                     03-3580-3377

Public Offering or Sale for Registration

Name of the Fund Making Public                    PUTNAM U.S. GOVERNMENT INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of                      Up to 65.6 million Class M Shares
Foreign Investment Fund Securities                Up to the total amount obtained by
to be Publicly Offered or Sold:                   aggregating the respective net
                                                  asset value per Class M Share in
                                                  respect of 65.6 million Class M
                                                  Shares (The maximum amount expected
                                                  to be sold is 860 million U.S. dollars
                                                  ([YEN] 9.2 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=[YEN]
107.00 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd.
for buying and selling spot dollars by telegraphic transfer against yen on January 31,
2000.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 1999 (U.S.$13.11) by 65.6
million Class M Shares for convenience.



Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement e is 3 including front and back pages.)


I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on March 16, 1999 due to the fact that the aforementioned Annual Securities Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to in the Original
SRS)

Part II. INFORMATION CONCERNING ISSUER (page 5 of the Original SRS)

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Annual Securities Report:

Before amendment                              After amendment
[Original SRS]                     [Aforementioned Annual Securities Report]

  I. DESCRIPTION OF THE FUND    I. DESCRIPTION OF THE FUND (the aforementioned
                                   Japanese Annual Securities Report - The
                                   Fifth Fiscal Year)

 II. OUTLINE OF THE FUND       II. OUTLINE OF THE FUND (Ditto, from page 32
                                   to page 63)

III. OUTLINE OF THE OTHER     III. OUTLINE OF THE OTHER RELATED COMPANIES
     RELATED COMPANIES             (Ditto,)

 IV. FINANCIAL CONDITIONS OF   IV. FINANCIAL CONDITIONS OF
     THE FUND                      THE FUND (Ditto)

  V. SUMMARY OF INFORMATION    VI. SUMMARY OF INFORMATION CONCERNING FOREIGN
     CONCERNING FOREIGN            INVESTMENT FUND SECURITIES (Ditto)
     INVESTMENT FUND SECURITIES

 VI. MISCELLANEOUS            VII. REFERENCE INFORMATION (Ditto)

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$1 = [YEN] 107.00 the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2000, for convenience.

Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

Note 3: In this Report, "fiscal year" refers to a year from October 1 to September 30 of the following year.

Part III. SPECIAL INFORMATION (Ditto)

II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the Original SRS is amended to have the same contents as those provided in V. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the aforementioned Annual Securities Report:



ANNUAL SECURITIES REPORT

(The Fourth Fiscal Year)
From:  October 1, 1998
To:  September 30, 1999


PUTNAM U.S. GOVERNMENT INCOME TRUST


ANNUAL SECURITIES REPORT
(The Fifth Fiscal Year)
From:  October 1, 1998
To:  September 30, 1999

To:  Director of Kanto Local Finance Bureau

                                               Filing Date: March 17, 2000

Name of the Registrant Trust:                  PUTNAM U.S. GOVERNMENT INCOME
                                               TRUST

Name and Official Title of Representative      Charles E. Porter
Of Trustees:                                   Executive Vice President

Address of Principal Office:                   One Post Office Square
                                               Boston, Massachusetts 02109
                                               U. S. A.

Name and Title of Registration Agent:          Harume Nakano
                                               Attorney-at-Law
                                               Signature [Harume Nakano]
                                               ------------------------
                                                     (Seal)

                                               Ken Miura
                                               Attorney-at-Law
                                               Signature [Ken Miura]
                                               ------------------------
                                                     (Seal)

Address or Place of Business                   Kasumigaseki Building, 25th
                                               Floor
                                               2-5, Kasumigaseki 3-chome
                                               Chiyoda-ku, Tokyo

Name of Liaison Contact:                       Harume Nakano
                                               Ken Miura
                                               Attorneys-at-Law

Place of Liaison Contact:                      Hamada & Matsumoto
                                               Kasumigaseki Building, 25th
                                               Floor
                                               2-5, Kasumigaseki 3-chome
                                               Chiyoda-ku, Tokyo

Phone Number:                                  03-3580-3377

Places where a copy of this Annual Securities Report is available for Public Inspection

Not applicable.

(Total number of pages of this Annual Securities Report is 75 including the front page)


C O N T E N T S


                                                   Japanese           This
                                                   Original         English
                                                                  Translation

I.    DESCRIPTION OF THE FUND                         1                1
1.    GENERAL INFORMATION                             1                1
2.    INVESTMENT POLICY                               5                7
3.    MANAGEMENT STRUCTURE                            8               11
4.    INFORMATION CONCERNING THE EXERCISE
      OF RIGHTS BY SHAREHOLDERS, ETC.                18               24
5.    STATUS OF INVESTMENT PORTFOLIO                 21               28

II.   OUTLINE OF THE FUND                            24               31

III.  OUTLINE OF THE OTHER RELATED COMPANIES         53               66

IV.   FINANCIAL CONDITIONS OF THE FUND               55               68

V.    FINANCIAL CONDITIONS OF THE INVESTMENT
      MANAGEMENT COMPANY
      (Translated from the English source:
      omitted in English Translation)               120               74

VI.   SUMMARY OF INFORMATION CONCERNING
      FOREIGN INVESTMENT FUND SECURITIES            141               74

VII.  REFERENCE INFORMATION                         141               74

Note 1: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is [YEN] 107.00 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the January 31, 2000 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

Note 2: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is calculated by multiplying the corresponding amount by the conversion rate specified and rounding up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 3: In this report, "fiscal year" refers to a year from October 1 to September 30 of the following year. However, the first fiscal year refers to a period from February 6, 1995 (Incorporation of the Fund) to September 30, 1995.

I. DESCRIPTION OF THE FUND

1.   GENERAL INFORMATION

(A)  Outline of Laws Regulating the Fund in the Jurisdiction Where Established:

(1)  Name of the Fund: Putnam U.S. Government Income Trust (the "Fund")

(2)  Form of the Fund

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more series of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into any series. Only the Fund's class M shares are currently offered in Japan. The Fund may also offer in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems shareholders' shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.

(3)  Governing Laws

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

b. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

c. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

d. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

e. The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

f. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

(B) Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

b. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

(C) Objectives and Basic Nature of the Fund:

GOAL

The Fund seeks as high a level of current income as Investment Management Company believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES - U.S.GOVERNMENT BONDS

The Fund invests in bonds that

* are obligations of the U.S. government, its agencies and instrumentalities.

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds (a policy that cannot be changed without approval of the Fund's shareholders), and

* have intermediate to long-term maturities (three years or longer).

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of this Fund's shares and the total return on investors' investment include;

* The risk that movements in the securities markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally highest for investments with long maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

Investors can lose money by investing in the Fund. The Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(D) History of the Fund:

November 1, 1983:          Organization of the Fund as a Massachusetts
                           business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992:          Adoption of the Amended and Restated Agreement and
                           Declaration of Trust.

(E) Affiliated Companies of the Fund:

Names and related business of the affiliated companies of the Fund are as follows:

(1) Putnam Investment Management, Inc. ("Investment Management Company") renders investment management services to the Fund.

(2) Putnam Fiduciary Trust Company (the "Custodian" and "Investor Servicing Agent") acts as Custodian and Investor Servicing Agent.

(3) Putnam Mutual Funds Corp. ("Principal Underwriter") engages in providing marketing services to the Fund.

(4) Kokusai Securities Co., Ltd. ("Distributor in Japan" and "Agent Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent company.

                        Related Companies of the Fund

                                    Fund

                    Putnam U.S. Government Income Trust         Investor
                                                                Sevicing
                                                                Agreement
                                  Trustees
                              (Agreement and
                           Declaration of Fund)
     Distribution                                  Custodian
     Agreement                                     Agreement

     Principal                                      Custodian Investor
    Underwriter                                     Sevicing Agent

Putnam Mutual                                      Putnam Fiduciary
Funds Corp.                                        Trust Company

(acts as distributor)                              (acts as custodian and
                                                   investor servicing
                                                   agent of the Fund

Japan Dealer
Sales Agreement

           Agent Company                     Management Contract
           Agreement

Distributor in Japan                         Investment Management
Agent Company                                Company

Kokusai Securities Co., Ltd.                 Putnam Investment Management, Inc.

(forwarding of sales in Japan                (acts as investment management of
and rendering of service as                  the Fund and investment advisor
agent company)                               concerning the Fund's assets)


2. INVESTMENT POLICY

(A) What are the Fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, interest rate and prepayment risks, as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt investments, and rising interest rates generally decrease the value of existing debt investments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call, or redeem, these investments before their maturity date. If an issuer "calls" its security during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

 "Premium investments" offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time. Investors may find it useful to compare the Fund's yield, which factors out the effects of premium investments, with its current dividend rate, which does not factor out that effect.

Mortgage-backed investments. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

Compared to debt that cannot be repaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates.
They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which it buys an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

Frequent trading. The Fund may buy or sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of U.S. federal income taxes payable by shareholders.

Other investments. In addition to the main investment strategies described above, the Fund may make other types of investments, such as investments in derivatives including futures, options, warrants and swap contracts, which may be subject to other risks.

Alternative strategies. At times the Investment Management Company may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of its shareholders. The Investment Management Company then may temporarily use alternative strategies that are mainly designed to limit losses. However, the Investment Management Company may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

Changes in policies. The Fund's Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(B) Restrictions of Investment:

Except as otherwise specifically designated, the investment restrictions described in this Securities Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(4) Purchase or sell commodities or commodity contracts.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

(9) Purchase or sell options, or puts, calls, straddles, spreads or combinations thereof, except that the Fund may write covered call options with respect to any part or all of its portfolio securities and enter into closing purchase transactions with respect to such options.

(10) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Fundamental restrictions 6, 7 and 8 are by their terms inapplicable to U.S. Government Securities and consequently are not expected to have any significant effect on the operations of the Fund, since it is the Fund's fundamental policy to invest exclusively in U.S. Government Securities and repurchase agreements and forward commitments with respect to such securities.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Fund may not invest in (a) securities which are not readily marketable,
(b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

(2) The Fund may not write covered call options with respect to any part or all of its portfolio securities.

(3) Under normal market conditions, at least 65% of the Fund's investment income will be derived from interest on U.S. government securities.

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

(1) invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(2) borrow money in excess of 10% of the value of its total assets;

(3) make short sales of securities in excess of the Fund's net asset value; and

(4) together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

(C) Distribution Policy:

The Fund distributes net investment income monthly and any net realized capital gains annually. The payment to Japanese investors may be made until the end of each month by Kokusai.

3. MANAGEMENT STRUCTURE

(A) Outline of Management of Assets, etc.:

A. Valuation of assets:

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value procedures approved by the Trustees. Liabilities are deducted from the total assets and resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value using procedures approved by the Trustees.

B. Management Fee, etc.:

(1) Management Fee:

(a) Management and Agent Association Member Fees

Under a Management Contract dated July 8, 1994, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.57% of the first $500 million of average net assets, 0.475% of the next $500 million, 0.4275% of the next $500 million and 0.38% thereafter.

For the fiscal years ending on September 30, 1999, 1998 and 1997 the Fund paid $14,775,580, $15,162,940 and $15,502,934, respectively as a management fee.

(b) Custodian Fee and Charges of the Investor Servicing Agent

Putnam Fiduciary Trust Company, the Fund's Custodian, is entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, are borne by the Fund.

The Fund pays to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on September 30, 1999, the Fund paid $5,088,335 as a custodian fee and investor servicing agent fee.

(c) Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Mutual Funds Corp. at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets.

Putnam Mutual Funds Corp. makes quarterly payments to Kokusai and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Kokusai and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Mutual Funds Corp. may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 1999, the Fund paid fees under the distribution plan of $743,248 for Class M shares.

(d) Other Expenses:

The Fund pays all expenses not assumed by Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $31,216 for fiscal 1999.

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund's other affairs and business.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Board Policy Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 1999 and the fees paid to each Trustee by all of the Putnam funds during calendar 1999:




COMPENSATION TABLE

                                         Pension on       Estimated            Total
                         Aggregate       retirement     annual benefits    compensation
                       compensation   benefits accrued     from all          from all
                         from the       as part of      Putnam funds          Putnam
Trustees/Year            fund (1)     fund expenses    upon retirement (2)   funds (3)
---------------------------------------------------------------------------------------
Jameson A. Baxter/
1994 (4)                 $2,653            $564             $95,000          $191,000
Hans H. Estin/
1972                      2,637           1,261              95,000           190,000
John A. Hill/
1985 (4) (5)              3,418             587             115,000           239,750
Ronald J. Jackson/
1996 (4)                  2,687             533              95,000           193,500
Paul L. Joskow/
1997 (4)                  2,637             154              95,000           191,000
Elizabeth T. Kennan/
1992                      2,637             756              95,000           190,000
Lawrence J. Lasser/
1992                      2,620             574              95,000           189,000
John H. Mullin, III/
1997                      2,722             232              95,000           196,000
Robert E. Patterson/
1984                      2,645             409              95,000           190,250
William F. Pounds/
1971 (5)                  3,312           1,408             115,000           231,000
George Putnam/
1957                      2,637           1,330              95,000           190,000
George Putnam, III/
1984                      2,637             276              95,000           190,000
A.J.C. Smith/
1986                      2,604             886              95,000           188,000
W. Thomas Stephens/
1997 (4)                  2,604             217              95,000           188,000
W. Nicholas Thorndike/
1992                      2,637           1,066              95,000           190,000
---------------------------------------------------------------------------------------

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) Assumes that each Trustee retires at the normal retirement date.  Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1999.
(3) As of December 31, 1999, there were 114 funds in the Putnam family.
(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
    The total amounts of deferred compensation payable by the Fund to Mrs. Baxter and Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin and Mr. Stephens as of September
    30, 1999 were $10,266, $18,342, $11,883, $2,372, $4,819, and $5,681, respectively, including income earned on such amounts.
(5) Includes additional compensation for service as Vice Chairman of the Putnam Funds.



Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

Investment Management Company places all orders for purchases and sales of the Fund's portfolio securities. In selecting broker-dealers, Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1997, 1998 and 1999, the Fund paid $28,500, $0 and $0 in brokerage commissions, respectively. During fiscal 1999 the Fund did not pay any fee to brokers and dealers to recognize research, statistical and quotation services provided to Investment Management Company and its affiliates.

For the fiscal year ending on September 30, 1999, the Fund paid $19,220,571 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

C. Sales, Repurchases and Custody:

(1) Sales of Shares:

a. Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor's completed buy order before the close of regular trading on the exchange for investors' shares to be bought at that day's offering price. Investors residing in the U.S. can buy shares.

* Through a financial advisor Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.

* Through systematic investing Investors in the U.S. can make regular investments of $25 or more per month through automatic deductions from investors' bank checking or savings account. Application forms are available through investors' advisor ot Putnam Investor Services at 1-800-225-1581.

Investors may also complete an order form and write a check for the amount investors wish to invest, payable to the Fund. Return the check and completed form to Putnam Mutual Funds Corp.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

 Class M shares

* Initial sales charge of up to 3.25%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge

* Lower annual expenses, and higher dividends, than Class B (not offered in Japan) shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than Class A (not offered in Japan) shares because of higher 12b-1 fee

* No conversion to Class A shares, so future 12b-1 fee does not decrease

Initial sales charges for Class M shares

-------------------------------------------------------------------------------
                                    Class M sales charge
                                     as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase                 Net amount     Offering
at offering price ($)               invested      price*
-------------------------------------------------------------------------------
Under 50,000                         3.36%         3.25%
50,000 but under 100,000             2.30          2.25
100,000 but under 250,000            1.52          1.50
250,000 but under 500,000            1.01          1.00
500,000 but under 1,000,000          None          None
1,000,000 and above                  None          None
-------------------------------------------------------------------------------
* Offering price includes sales charge.

Distribution (12b-1) plans. The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders.
The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M Shares to 0.50% of average net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of investors' investment. The higher fees for Class M may cost investors more than paying the initial sales charge for Class A shares. Because Class M shares, unlike Class B shares, do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 1997,1998 and 1999, Putnam Mutual Funds Corp. received $25,529, $8,127,400 and $811,406, respectively, in sales charges for Class M shares, of which it retained $2,522, $635,378 and $64,266, respectively.

b. Sales in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the "Account Agreement") and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Mutual Fund Corp., principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.

The Investors having entrusted the Distributor or the Sales Handling Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than [YEN] 100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.

(2) Repurchase of Shares:

a. Repurchase in the United States

Investors residing in the U.S. can sell investors' shares back to the Fund any day the New York Stock Exchange is open, either through investors' financial advisor or directly to the Fund. Payment for redemptions may be delayed until the Fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.

* Selling shares through investors' financial advisor. Investors' advisor must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange to receive that day's NAV, less any applicable deferred sales charge. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

* Selling shares directly to the Fund. Putnam Investor Services must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's Nav, less any applicable sales charge.

By Mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares investors want to sell, investors must include them along with completed stock power forms.

By telephone. Investors may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for investors' shares. The telephone redemption privilege may be modified or terminated without notice.

* Selling shares by check. If investors would like to use a Fund's check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution).
The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks payable to the order of anyone in the amount of $500 or more. When the check is presented for payment, the Fund will redeem a sufficient number of full and fractional shares in investors' account at that day's NAV to cover the amount of the check and any applicable deferred sales charge.

The use of checks is subject to the rules of investors' fund's designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine their account's value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors' shares.

* Additional requirements.

In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institution. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay investors? The Fund generally sends investors payment for investors' shares the business day after investors' request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days as permitted by federal securities laws.

* Redemption by the Fund. If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem investors' shares without investors' permission and send investors the proceeds. The Fund may also redeem shares if investors own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that applies to both present and future shareholders.

b. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is business day of the Distributor in Japan. The repurchase shall be made is integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

(3) Suspension of Repurchase:

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

(4) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Kokusai. Certificates of custody for the Shares shall be delivered by the Distributor or the Sales Handling Company to the Japanese Shareholders.

D. Miscellaneous:

(1) Duration and Liquidation:

Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

(2) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

(3) Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

(4) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Fund and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(5) Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

(6) How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

"Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended September 30, 1999, the average annual total return for Class M shares of the Fund was -2.75%, 6.17%, and 6.35%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% for Class M shares. Returns shown for Class M shares for periods prior to February 6, 1995 are derived from the historical performance of Class A shares, adjusted to reflect both the deduction of the initial sales charge and the higher operating expenses applicable to Class M shares. The 30-day yield for the Class M shares of the Fund for the period ended September 30, 1999 was 5.75%.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

(B) Outline of Disclosure System:

(1) Disclosure in U.S.A.:

(i) Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

(ii) Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

a. Disclosure to the Supervisory Authority:

(i) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.

(ii) Notifications, etc. under the Law Concerning Securities Investment Trusts and Securities Investment Companies

If the Investment Management Company conducts the business of offering for sale of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Supervisory Agent under the Law Concerning Securities Investment Trusts and Securities Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Supervisory Agent. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Supervisory Agent.

b. Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

(C) Restrictions on Transactions with Interested Parties:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4. INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.

(A) Rights of Shareholders and Procedures for Their Exercise:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(i) Voting rights

Each share has one vote, with fractional shares voting proportionally.
Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(ii) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.

(iii) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.

* Reinvest all distributions in additional shares without a sales charge;

* Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

* Receive all distributions in cash.

(iv) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(v) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.

(vi) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(vii) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any false statement concerning a material fact in the U.S. registration statement, or any omission of any statement of a material fact required to be stated therein or necessary in order to make the statements made therein not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(B) Tax Treatment of Shareholders in Japan:

The tax treatment of Shareholders in Japan shall be as follows:

(1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.

a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U. S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.

Distributions of long-term net realized capital gain will not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U. S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

(2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

(4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.

(C) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(D) Agent in Japan:

Hamada & Matsumoto
Kasumigaseki Building, 25th Floor
2-5, Kasumigaseki 3-chome
Chiyoda-ku, Tokyo

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:

Harume Nakano
Ken Miura
Attorneys-at-law
Hamada & Matsumoto
Kasumigaseki Building, 25th Floor
2-5, Kasumigaseki, 3-chome
Chiyoda-ku, Tokyo

(E) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

5. STATUS OF INVESTMENT FUND

(A) Diversification of Investment Portfolio

-------------------------------------------------------------------------------
                                                       (As of January 31, 2000)
-------------------------------------------------------------------------------
                                  Name of                            Investment
Types of Assets                   Country         Total USD           Ratio (%)
-------------------------------------------------------------------------------
U.S. Government Agency
Mortgages                      United States    2,587,520,430           90.05
-------------------------------------------------------------------------------
U.S. Treasury Obligations      United States       85,099,864            2.96
-------------------------------------------------------------------------------
Cash, Deposit and Other Assets
(After deduction of liabilities)                  200,719,021            6.99
-------------------------------------------------------------------------------
Total                                           2,873,339,315          100.00
-------------------------------------------------------------------------------
(Net Asset Value)                           (\307,447 million)
-------------------------------------------------------------------------------

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.


(B) Results of Past Operations

(1) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2000 is as follows:



--------------------------------------------------------------------------------------
                           Total Net Asset Value       Net Asset Value per Share
                             USD           Yen
                         (thousands)    (millions)        USD             Yen
--------------------------------------------------------------------------------------
1st Fiscal Year             2,609          279            12.96          1,387
(September 30, 1995)
--------------------------------------------------------------------------------------
2nd Fiscal Year             6,116          654            12.63          1,351
(September 30, 1996)
--------------------------------------------------------------------------------------
3rd Fiscal Year             7,850          840            13.00          1,391
(September 30, 1997)
--------------------------------------------------------------------------------------
4th Fiscal Year           163,076       17,449            13.25          1,418
(September 30, 1998)
--------------------------------------------------------------------------------------
5th Fiscal Year           133,362       14,270            12.55          1,343
(September 30, 1999)
--------------------------------------------------------------------------------------
1999 End of February      152,420       16,309            12.91          1,381
            March         150,031       16,053            12.92          1,382
            April         147,732       15,807            12.91          1,381
            May           144,038       15,412            12.77          1,366
            June          137,966       14,762            12.62          1,350
            July          135,232       14,470            12.49          1,336
            August        132,965       14,227            12.43          1,330
            September     133,362       14,270            12.55          1,343
            October       130,865       14,003            12.53          1,341
            November      123,713       13,237            12.47          1,334
            December      118,722       12,703            12.32          1,318
2000 End of January       114,638       12,266            12.15          1,300
--------------------------------------------------------------------------------------


(Note)  Operations of Class M Shares were commenced on February 6, 1995.



(2)  Record of Distributions Paid

                                          Amount of Dividend paid per Share
                                          -----------------------------------
         Period                              USD                        JPY
-----------------------------------------------------------------------------
1st Fiscal Year (2/6/95 - 9/30/95)          $0.60                      64.20
-----------------------------------------------------------------------------
2nd Fiscal Year (10/1/95 - 9/30/96)         $0.83                      88.81
-----------------------------------------------------------------------------
3rd Fiscal Year (10/1/96 - 9/30/97)         $0.78                      83.46
-----------------------------------------------------------------------------
4the Fiscal Year (10/1/97 - 9/30/98)        $0.80                      85.60
-----------------------------------------------------------------------------
5th Fiscal Year (10/1/98 - 9/30/99)         $0.76                      81.32
-----------------------------------------------------------------------------


(Note) Record of distribution paid during the period from February 1995 through March 2000 are as follows:



                              NAV per                                NAV per
Ex-dividend    Dividend        Share      Ex-dividend    Dividend     Share
Date            (USD)          (USD)          Date         (USD)      (USD)
-----------------------------------------------------------------------------------
1995 Feb. 6     0.074          12.29     1998 Jan. 12     0.068       13.12
-----------------------------------------------------------------------------------
Mar. 6          0.076          12.26       Feb. 10        0.067       13.03
-----------------------------------------------------------------------------------
Apr. 5          0.074          12.64       Mar. 10        0.067       13.01
-----------------------------------------------------------------------------------
May 5           0.076          12.69       Apr. 13        0.066       12.99
-----------------------------------------------------------------------------------
Jun. 5          0.075          12.89       May 11         0.066       12.97
-----------------------------------------------------------------------------------
Jul. 5          0.074          12.83       Jun. 10        0.066       13.04
-----------------------------------------------------------------------------------
Aug. 7          0.074          12.71       Jul. 10        0.066       13.03
-----------------------------------------------------------------------------------
Sep. 5          0.074          12.84       Aug. 10        0.066       13.01
-----------------------------------------------------------------------------------
Oct. 5          0.073          12.91       Sep. 11        0.066       13.10
-----------------------------------------------------------------------------------
Nov. 6          0.072          12.97       Oct. 12        0.066       13.08
-----------------------------------------------------------------------------------
Dec. 6          0.072          13.05       Nov. 10        0.066       13.02
-----------------------------------------------------------------------------------
1996 Jan. 5     0.072          13.09       Dec. 10        0.066       13.08
-----------------------------------------------------------------------------------
Feb. 5          0.072          13.11     1999 Jan. 11     0.066       13.01
-----------------------------------------------------------------------------------
Mar. 8          0.070          12.70       Feb. 10        0.064       13.00
-----------------------------------------------------------------------------------
Apr. 8          0.070          12.59       Mar. 10        0.063       12.87
-----------------------------------------------------------------------------------
May 6           0.068          12.46       Apr. 12        0.063       12.93
-----------------------------------------------------------------------------------
Jun. 7          0.066          12.44       May 10         0.063       12.82
-----------------------------------------------------------------------------------
Jul. 5          0.065          12.39       Jun. 10        0.063       12.56
-----------------------------------------------------------------------------------
Aug. 5          0.065          12.65       Jul. 12        0.063       12.61
-----------------------------------------------------------------------------------
Sep. 6          0.064          12.42       Aug. 10        0.063       12.23
-----------------------------------------------------------------------------------
Oct. 7          0.064          12.68       Sep. 10        0.063       12.48
-----------------------------------------------------------------------------------
Nov. 5          0.064          12.80       Oct. 11        0.063       12.45
-----------------------------------------------------------------------------------
Dec. 6          0.064          12.84       Nov. 10        0.063       12.50
-----------------------------------------------------------------------------------
1997 Jan. 8     0.064          12.73       Dec. 10        0.063       12.49
-----------------------------------------------------------------------------------
Feb. 7          0.065          12.82     2000 Jan. 10     0.063       12.20
-----------------------------------------------------------------------------------
Mar. 7          0.065          12.75       Feb. 10        0.063       12.08
-----------------------------------------------------------------------------------
Apr. 8          0.064          12.57       Mar. 10        0.064       12.18
-----------------------------------------------------------------------------------
May 12          0.064          12.73
-----------------------------------------------------------------------------------
Jun. 10         0.066          12.78
-----------------------------------------------------------------------------------
Jul. 11         0.066          12.90
-----------------------------------------------------------------------------------
Aug. 11         0.067          12.85
-----------------------------------------------------------------------------------
Sep. 10         0.066          12.86
-----------------------------------------------------------------------------------
Oct. 10         0.066          12.93
-----------------------------------------------------------------------------------
Nov. 10         0.067          12.96
-----------------------------------------------------------------------------------
Dec. 10         0.070          13.01
-----------------------------------------------------------------------------------

(C) Record of Sales and Repurchases

    Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:




-----------------------------------------------------------------------------------
                      Number of        Number of Shares         Number of
                     Shares Sold         Repurchased        Outstanding Shares
-----------------------------------------------------------------------------------
1st Fiscal Year        217,478             16,150                201,328
(2/6/95-9/30/95)         (0)                (0)                    (0)
-----------------------------------------------------------------------------------
2nd Fiscal Year        509,261            226,315                484,274
(10/1/95-9/30/96)        (0)                (0)                    (0)
-----------------------------------------------------------------------------------
3rd Fiscal Year        702,884            583,426                603,732
(10/1/96-9/30/97)        (0)                (0)                    (0)
-----------------------------------------------------------------------------------
4th Fiscal Year     19,422,018          7,720,736             12,305,014
(10/1/97-9/30/98)  (18,344,600)        (7,230,200)           (11,114,400)
-----------------------------------------------------------------------------------
5th Fiscal Year      2,833,549          4,509,265             10,629,298
(10/1/98-9/30/99)   (1,710,900)        (3,635,550)            (9,189,750)
-----------------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.  The Shares have been sold in Japan since December 4, 1997.


II. OUTLINE OF THE FUND

1. Fund

(A) Law of Place of Incorporation

The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on November 1, 1983.

Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

The Fund is an open-end, diversified management company under the Investment Company Act of 1940.

(B) Outline of the Supervisory Authority

Refer to I - l (B) Outline of the Supervisory Authority.

(C) Purpose of the Fund

The purpose of the Fund is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.

(D) History of the Fund

    November 1, 1983:          Organization of the Fund as a Massachusetts
                               business trust. Adoption of the Agreement and Declaration of Trust.

    January 10, 1992:          Adoption of the Amended and Restated Agreement
                               and Declaration of Trust.

(E) Amount of Capital Stock

Not applicable.

(F) Structure of the management of the Fund

The Trustees are responsible for generally overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

(G) Information Concerning Major Shareholders

Not applicable.




(H) Information Concerning Directors, Officers and Employees

(1) Trustees and Officers of the Fund           (as of January 31, 2000)

----------------------------------------------------------------------------------------
                                                                               Shares
Name                 Office and Title           Resume                          Owned
----------------------------------------------------------------------------------------
George Putnam        Chairman and      present: Chairman and Director,        20,644.096
                     President                  Putnam Investment
                                                Management and Putnam
                                                Mutual Funds Corp.
                                                Director, Freeport Copper
                                                and Gold, Inc., Houghton
                                                Mifflin Company and
                                                Marsh & McLennan
                                                Companies, Inc.
----------------------------------------------------------------------------------------
John A. Hill         Vice Chairman     present: Chairman and Managing            544.159
                                                Director, First Reserve
                                                Corp. Director, Synder
                                                Oil Corporation,
                                                TransMontaigne Oil
                                                Company and various private
                                                companies owned by First
                                                Reserve Corp.
----------------------------------------------------------------------------------------
William F. Pounds    Vice Chairman     present: Professor Emeritus of          1,486.858
                                                Management, Alfred P.
                                                Sloan School of Management,
                                                Massachusetts Institute
                                                of Technology, Director,
                                                IDEXX Laboratories, Inc.,
                                                Management Sciences for
                                                Health, Inc. and Sun
                                                Company, Inc.
----------------------------------------------------------------------------------------
Jameson Adkins       Trustee           present: President, Baxter                147.262
Baxter                                          Associates, Inc., Director,
                                                MB Financial, Inc., ASHTA
                                                Chemicals, Inc., Banta
                                                Corporation and Ryerson
                                                Tull, Inc.
----------------------------------------------------------------------------------------
Hans H. Estin        Trustee           present: Vice Chairman, North             203.353
                                                American Management Corp.
----------------------------------------------------------------------------------------
Ronald J. Jackson    Trustee           present: Former Chairman, President       147.527
                                                and Chief Executive Officer,
                                                Fisher-Price, Inc.
----------------------------------------------------------------------------------------
Paul. L. Joskow      Trustee           present: Professor of Economics and       129.474
                                                Management and former Chairman
                                                of Dept. of Economics, the
                                                Massachusetts Institute of
                                                Technology, Director of
                                                New England Electric System,
                                                State Farm Indemnity Company
                                                and Whitehead Institute for
                                                Biomedical Research
----------------------------------------------------------------------------------------
Elizabeth T. Kennan  Trustee           present: President Emeritus and           258.653
                                                Professor, Mount Holyoke
                                                College, Director, Bell
                                                Atlantic, The Kentucky
                                                Home Life Insurance
                                                Companies, Northern
                                                Utilities and Talbots
----------------------------------------------------------------------------------------
Lawrence J. Lasser   Trustee and       present: President, Chief Executive       167.512
                     Vice President             Officer and Director Putnam
                                                Investments, Inc. and Putnam
                                                Investment Management, Inc.
                                                Director, Marsh & McLennan
                                                Companies, Inc. and United
                                                Way of Massachusetts Bay
----------------------------------------------------------------------------------------
John H. Mullin, III  Trustee           present: Chairman and Chief Executive     439.822
                                                Officer, Ridgeway Farm
                                                Director, ACX Technologies,
                                                Inc., Alex. Brown Realty,
                                                Inc., The Liberty Corporation
                                                and Carolina Power & Light
----------------------------------------------------------------------------------------
Robert E. Patterson  Trustee           present: President and Trustee,         1,063.952
                                                Cabot Industrial Trust and
                                                Director of Brandywine
                                                Trust Company
----------------------------------------------------------------------------------------
George Putnam, III   Trustee           present: President, New Generation      2,129.580
                                                Research, Inc. and New
                                                Generation Advisers, Inc.
                                                Director, The Boston Family
                                                Office L.L.C.
----------------------------------------------------------------------------------------
A.J.C. Smith         Trustee           present: Chairman and Chief               763.559
                                                Executive Officer,
                                                Marsh & McLennan
                                                Companies, Inc. Director,
                                                Trident Partnership
----------------------------------------------------------------------------------------
W. Thomas Stephens   Trustee           present: President and Chief              116.551
                                                Executive Officer of
                                                MacMillan Bloedel, Ltd.
                                                Director, Qwest
                                                Communications and
                                                New Century Energies
----------------------------------------------------------------------------------------
W. Nicholas          Trustee           present: Director of various              167.512
Thorndike                                       corporations and
                                                charitable organizations,
                                                including Courier Corp.,
                                                Data General Corp.,
                                                Bradley Real Estate,
                                                Inc. and Providence
                                                Journal Co.
----------------------------------------------------------------------------------------
Charles E. Porter    Executive Vice    present: Managing Director,                     0
                     President                  Putnam Investments, Inc.
                                                and Putnam Investment
                                                Management, Inc.
----------------------------------------------------------------------------------------
Patricia C. Flaherty Senior Vice       present: Senior Vice President of               0
                     President                  Putnam Investments, Inc.
                                                and Putnam Investment
                                                Management, Inc.
----------------------------------------------------------------------------------------
Richard A. Monaghan  Vice President    present: Managing Director, Putnam              0
                                                Investments, Inc., Chief
                                                of Mutual Fund Business,
                                                Putnam Mutual Funds Corp.
----------------------------------------------------------------------------------------
Ian C. Ferguson      Vice President    present: Senior Managing Director               0
                                                of Putnam Investments,
                                                Inc. and Putnam Investment
                                                Management, Inc.
----------------------------------------------------------------------------------------
Gordon H. Silver     Vice President    present: Director and Senior                    0
                                                Managing Director of
                                                Putnam Investments, Inc.
                                                and Putnam Investment
                                                Management, Inc.
----------------------------------------------------------------------------------------
John D. Hughes       Senior Vice       present  Senior Vice President                  0
                     President and              of Putnam Investment
                                                Treasurer Management, Inc.
----------------------------------------------------------------------------------------
Brett C. Browchuk    Vice President    present  Managing Director of                   0
                                                Putnam Investment
                                                Management, Inc.
----------------------------------------------------------------------------------------
John R. Verani       Vice President    present: Senior Vice President                  0
                                                of Putnam Investments,
                                                Inc. and Putnam Investment
                                                Management, Inc.
----------------------------------------------------------------------------------------
Michael Martino      Vice President    present: Managing Director of                   0
                                                Putnam Investments, Inc.
----------------------------------------------------------------------------------------
Stephen Oristaglio   Vice President    present  Managing Director of
                                                Putnam Investment
                                                Management, Inc.
----------------------------------------------------------------------------------------
Kevin M. Cronin      Vice President    present: Managing Director of                   0
                                                Putnam Investments, Inc.
----------------------------------------------------------------------------------------
Edward H. D'Alelio   Vice President    present: Managing Director, Putnam              0
                                                Investment Management, Inc.
----------------------------------------------------------------------------------------
Paul G. Bucuvalas    Assistant         present: N/A                                    0
                     Treasurer
----------------------------------------------------------------------------------------
Mary A. Eaton        Associate         present: N/A                                    0
                     Treasurer and
                     Assistant Clerk
----------------------------------------------------------------------------------------
Judith Cohen         Associate Clerk   present: N/A                                    0
----------------------------------------------------------------------------------------
Katharine Howard     Senior Associate  present: N/A                                    0
                     Treasurer
----------------------------------------------------------------------------------------
Wanda M McManus      Assistant Clerk   present: N/A                                    0
----------------------------------------------------------------------------------------
Joanne M. Neary      Assistant Clerk   present: N/A                                    0
----------------------------------------------------------------------------------------



(2) Employees of the Fund

The Fund does not have any employees.

(I) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(J) Miscellaneous

(1) Changes of Trustees and Officers

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

(2) Amendment to the Agreement and Declaration of Trust

Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

(3) Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Fund has occurred which is required to be disclosed and has not been disclosed. The fiscal year end of the Fund is September 30. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2. Putnam Investment Management, Inc. (Investment Management Company)

(A) Law of Place of Incorporation

Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(C) Purpose of the Company

Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D) History of the Company

Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since
1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $284 billion in assets in over 12 million shareholder accounts at January 31, 2000. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies.
Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E) Amount of Capital Stock             $1,000 (as of January 31, 2000)

1. Amount of Capital (issued capital stock at par value):
   Common Stock 1,000 shares at $1 par value

2. Number of authorized shares of capital stock:
   Common Stock 1,000 shares

3. Number of outstanding shares of capital stock:
   Common Stock 1,000 shares

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:


        Year                              Amount of Capital
                                    (Total Stockholders' Equity)

    End of 1995                             $45,521,351
    End of 1996                             $45,817,658
    End of 1997                             $48,617,160
    End of 1998                            $425,782,007
    End of 1999                            $879,639,862


(F) Structure of the Management of the Company

Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

Each fund managed by Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's Fixed Income Investments Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

In selecting portfolio securities for the Fund, Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The following officers of Investment Management Company have had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below. Their experience as portfolio managers or investment analysts' advisors at least the last five years is also shown:

                                                      (as of January 31, 2000)
------------------------------------------------------------------------------
Manager                  Since                           Experience
------------------------------------------------------------------------------
Kevin M. Cronin          1998  1997-Present              Putnam Investment
Managing Director                                        Management, Inc.
                               Prior to February 1997    MFS Investment
                                                         Management
------------------------------------------------------------------------------
Michael Martino          1994  1994-Present:             Putnam Investment
Managing Director                                        Management, Inc.
------------------------------------------------------------------------------

(G) Information Concerning Major Stockholders

As of January 31, 2000, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(H) Information Concerning Officers and Employees

The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

List of Officers and Directors of Putnam Investment Management, Inc.

List of Officers and Directors of Putnam Investment Management, Inc.




                                                           (as at January 31, 2000)
-----------------------------------------------------------------------------------
                               Position with
                               Putnam
Name                           Investment                Other Business Affiliation
                               Management, Inc.
-----------------------------------------------------------------------------------
1   Putnam, George             Chairman                  Director of Putnam Mutual
                                                         Funds Corp.
-----------------------------------------------------------------------------------
2   Lasser, Lawrence J.        President and
                               Director, CEO
-----------------------------------------------------------------------------------
3   Silver, Gordon H.          Director and Senior       Director of Putnam
                               Managing Director         Fiduciary Trust Company
                                                         and Senior Managing
                                                         Director of Putnam Mutual
                                                         Funds Corp.
-----------------------------------------------------------------------------------
4   Collman, Kathleen M.       Senior Managing Director  Senior Managing Director
                                                         of Putnam Mutual Funds
                                                         Corp.
-----------------------------------------------------------------------------------
5   Ferguson, Ian C.           Senior Managing Director  Senior Managing Director
                                                         of Putnam Mutual Funds
                                                         Corp.
-----------------------------------------------------------------------------------
6   Oristaglio, Stephen        Senior Managing Director
-----------------------------------------------------------------------------------
7   Regan, Anthony W.          Senior Managing Director
-----------------------------------------------------------------------------------
8   Spiegel, Steven            Senior Managing Director  Senior Managing Director
                                                         of Putnam Mutual Funds
                                                         Corp.
-----------------------------------------------------------------------------------
9   Anderson, Blake E.         Managing Director
-----------------------------------------------------------------------------------
10  Beck, Robert R.            Managing Director
-----------------------------------------------------------------------------------
11  Boneparth, John F.         Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
12  Bresnahan, Leslee R.       Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
13  Browchuk, Brett C.         Managing Director
-----------------------------------------------------------------------------------
14  Cassaro, Joseph A.         Managing Director
-----------------------------------------------------------------------------------
15  Cotner, C. Beth            Managing Director
-----------------------------------------------------------------------------------
16  Cronin, Kevin M.           Managing Director         Managing Director of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
17  D'Alelio, Edward H.        Managing Director
-----------------------------------------------------------------------------------
18  Daly, Kenneth L.           Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
19  DeTore, John A.            Managing Director         Managing Director of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
20  Durgarian, Karnig H.       Managing Director         Director and Managing
                                                         Director of Putnam
                                                         Fiduciary Trust Company
-----------------------------------------------------------------------------------
21  Esteves, Irene M.          Managing Director         Director of Putnam
                               and Chief Financial       Fiduciary Trust
                               Officer                   Company
-----------------------------------------------------------------------------------
22  Gillis, Roland             Managing Director
-----------------------------------------------------------------------------------
23  Haslett, Thomas R.         Managing Director
-----------------------------------------------------------------------------------
24  Holding, Pamela            Managing Director
-----------------------------------------------------------------------------------
25  Hurley, William J.         Managing Director         Managing Director and CFO
                                                         of Putnam Mutual Funds
                                                         Corp.
-----------------------------------------------------------------------------------
26  Jacobs, Jerome J.          Managing Director
-----------------------------------------------------------------------------------
27  Joseph, Joseph P.          Managing Director
-----------------------------------------------------------------------------------
28  Kamshad, Omid              Managing Director
-----------------------------------------------------------------------------------
29  Kanwal, Amrit              Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
30  King, David L.             Managing Director
-----------------------------------------------------------------------------------
31  Kohli, D. William          Managing Director
-----------------------------------------------------------------------------------
32  Kreisel, Anthony I.        Managing Director
-----------------------------------------------------------------------------------
33  Kuenstner, Deborah F.      Managing Director
-----------------------------------------------------------------------------------
34  Landes, William J.         Managing Director
-----------------------------------------------------------------------------------
35  Leibovitch, Richard G.     Managing Director
-----------------------------------------------------------------------------------
36  Leichter, Jennifer E.      Managing Director
-----------------------------------------------------------------------------------
37  Lohr, Mark G.              Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
38  Maloney, Kevin J.          Managing Director
-----------------------------------------------------------------------------------
39  Martens, Erwin W.          Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
40  Martino, Michael           Managing Director         Managing Director of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
41  Maxwell, Scott M.          Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
42  McMullen, Carol C.         Managing Director
-----------------------------------------------------------------------------------
43  Memani, Krisha K.          Managing Director
-----------------------------------------------------------------------------------
44  Miller, Daniel L.          Managing Director
-----------------------------------------------------------------------------------
45  Miller, Jeffrey M.         Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
46  Morgan Jr., John J.        Managing Director         Managing Director of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
47  Morgan, Kelly A.           Managing Director
-----------------------------------------------------------------------------------
48  Morris, Dick               Managing Director
-----------------------------------------------------------------------------------
49  Murphy, Jennifer P.        Managing Director
-----------------------------------------------------------------------------------
50  Nagashima, Tohio           Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
51  Peacher, Stephen C.        Managing Director
-----------------------------------------------------------------------------------
52  Peters, Jeffrey F.         Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
53  Pollard, Mark D.           Managing Director
-----------------------------------------------------------------------------------
54  Porter, Charles E.         Managing Director
-----------------------------------------------------------------------------------
55  Price, Quintin I.          Managing Director
-----------------------------------------------------------------------------------
56  Reilly, Thomas V.          Managing Director
-----------------------------------------------------------------------------------
57  Schultz, Mitchell D.       Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
58  Scott, Justin M.           Managing Director         Managing Director of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
59  Shadek Jr., Edward T.      Managing Director
-----------------------------------------------------------------------------------
60  Starr, Loren               Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
61  Swift, Robert              Managing Director
-----------------------------------------------------------------------------------
62  Talanian, John C.          Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
63  Tibbetts, Richard B.       Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
64  Waldman, David L.          Managing Director
-----------------------------------------------------------------------------------
65  Warren, Paul C.            Managing Director
-----------------------------------------------------------------------------------
66  Wetlaufer, Eric            Managing Director
-----------------------------------------------------------------------------------
67  Woolverton, William H.     Managing Director         Managing Director of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
68  Allansmith, Lauren L.      Senior Vice President
-----------------------------------------------------------------------------------
69  Arends, Michael K.         Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
70  Asher, Steven E.           Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
71  Atkin, Michael J.          Senior Vice President
-----------------------------------------------------------------------------------
72  Augustine, Jeffrey B.      Senior Vice President
-----------------------------------------------------------------------------------
73  Bakshi, Manjit S.          Senior Vice President
-----------------------------------------------------------------------------------
74  Bamford, Dolores Snyder    Senior Vice President
-----------------------------------------------------------------------------------
75  Bent, John J.              Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
76  Block, Richard L.          Senior Vice President
-----------------------------------------------------------------------------------
77  Bloemker, Rob A.           Senior Vice President
-----------------------------------------------------------------------------------
78  Boselli, John A.           Senior Vice President
-----------------------------------------------------------------------------------
79  Bousa, Edward P.           Senior Vice President
-----------------------------------------------------------------------------------
80  Bradford Jr., Linwoood E.  Senior Vice Presidet      Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
81  Burke, Andrea              Senior Vice President
-----------------------------------------------------------------------------------
82  Burns, Cheryl A.           Senior Vice President
-----------------------------------------------------------------------------------
83  Byrne, Joshua L.           Senior Vice President
-----------------------------------------------------------------------------------
84  Callahan, Ellen S.         Senior Vice President
-----------------------------------------------------------------------------------
85  Carlson, David G.          Senior Vice President
-----------------------------------------------------------------------------------
86  Chase, Mary Claire         Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
87  Chrostowski, Louis F.      Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
88  Crane, George H.           Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
89  Curran, Peter J.           Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
90  Dalferro, John R.          Senior Vice President
-----------------------------------------------------------------------------------
91  Derbyshire, Ralph C.       Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
92  Dexter, Stephen P.         Senior Vice President
-----------------------------------------------------------------------------------
93  Divney, Kevin M.           Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
94  Eigerman, Nathan W.        Senior Vice President
-----------------------------------------------------------------------------------
95  Elavia, Tony H.            Senior Vice President
-----------------------------------------------------------------------------------
96  England, Richard B.        Senior Vice President
-----------------------------------------------------------------------------------
97  Epke, Laura L.             Senior Vice President
-----------------------------------------------------------------------------------
98  Farrell, Deborah S.        Senior Vice President
-----------------------------------------------------------------------------------
99  Flaherty, Patricia C.      Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
100 Fleisher, Peter M.         Senior Vice President
-----------------------------------------------------------------------------------
101 Fontana, Forrest N.        Senior Vice President
-----------------------------------------------------------------------------------
102 Francis, Jonathan H.       Senior Vice President
-----------------------------------------------------------------------------------
103 Frost, Karen T.            Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
104 Frucci, Richard M.         Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
105 Gorman, Stephen A.         Senior Vice President
-----------------------------------------------------------------------------------
106 Graham, Andrew             Senior Vice President
-----------------------------------------------------------------------------------
107 Grant, Peter J.            Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
108 Graviere, Patrice          Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
109 Grim, Daniel J.            Senior Vice President
-----------------------------------------------------------------------------------
110 Haagensen, Paul E.         Senior Vice President
-----------------------------------------------------------------------------------
111 Hadas, Edward              Senior Vice President
-----------------------------------------------------------------------------------
112 Hadden, Peter J.           Senior Vice President
-----------------------------------------------------------------------------------
113 Halperin, Matthew C.       Senior Vice President
-----------------------------------------------------------------------------------
114 Hamlin, David E.           Senior Vice President
-----------------------------------------------------------------------------------
115 Harring, Linda             Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
116 Hart, Nigel P.             Senior Vice President
-----------------------------------------------------------------------------------
117 Healey, Deborah R.         Senior Vice President
-----------------------------------------------------------------------------------
118 Horwitz, Jonathan S.       Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
119 Hotchkiss, Michael F.      Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
120 Kaufman, Jeffrey           Senior Vice President
-----------------------------------------------------------------------------------
121 Kay, Karen R.              Senior Vice President     Clerk, Director and Senior
                                                         Vice President of Putnam
                                                         Fiduciary Trust Company
-----------------------------------------------------------------------------------
122 Kirson, Steven L.          Senior Vice President
-----------------------------------------------------------------------------------
123 Knight, Jeffrey L.         Senior Vice President
-----------------------------------------------------------------------------------
124 Koontz, Jill A.            Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
125 Korn, Karen R.             Senior Vice President
-----------------------------------------------------------------------------------
126 Kurey, Thomas J.           Senior Vice President
-----------------------------------------------------------------------------------
127 Lannum III, Coleman N.     Senior Vice President
-----------------------------------------------------------------------------------
128 Lindsey, Jeffrey R.        Senior Vice President
-----------------------------------------------------------------------------------
129 Lode, Geirulv              Senior Vice President
-----------------------------------------------------------------------------------
130 Lomba, Rufino R.           Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
131 MacElwee, Jones,           Senior Vice President
    Elizabeth M.
-----------------------------------------------------------------------------------
132 Madore, Robert A.          Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
133 Malloy, Julie M.           Senior Vice President
-----------------------------------------------------------------------------------
134 Manuel Jr., Richard D.     Senior Vice President
-----------------------------------------------------------------------------------
135 Marrkand, Paul E.          Senior Vice President
-----------------------------------------------------------------------------------
136 Marshall, William L.       Senior Vice President
-----------------------------------------------------------------------------------
137 Matteis, Andrew S.         Senior Vice President
-----------------------------------------------------------------------------------
138 McDonald, Richard E.       Senior Vice President
-----------------------------------------------------------------------------------
139 Meehan, Thalia             Senior Vice President
-----------------------------------------------------------------------------------
140 Mehta, Sandeep             Senior Vice President
-----------------------------------------------------------------------------------
141 Miller, William H.         Senior Vice President
-----------------------------------------------------------------------------------
142 Mockard, Jeanne L.         Senior Vice President
-----------------------------------------------------------------------------------
143 Mufson, Michael J.         Senior Vice President
-----------------------------------------------------------------------------------
144 Mullen, Donald E.          Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
145 Mullin, Hugh H.            Senior Vice President
-----------------------------------------------------------------------------------
146 Murphy, Kevin F.           Senior Vice President
-----------------------------------------------------------------------------------
147 Netols, Jeffrey W.         Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
148 Oler, Stephen S.           Senior Vice President
-----------------------------------------------------------------------------------
149 Paine, Robert M.           Senior Vice President
-----------------------------------------------------------------------------------
150 Parker, Margery C.         Senior Vice President
-----------------------------------------------------------------------------------
151 Parr, Cynthia O.           Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
152 Perry, William             Senior Vice President
-----------------------------------------------------------------------------------
153 Peters, Carmel             Senior Vice President
-----------------------------------------------------------------------------------
154 Petralia, Randolph S.      Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
155 Plapinger, Keith           Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
156 Pohl, Charles G.           Senior Vice President
-----------------------------------------------------------------------------------
157 Prusko, James M.           Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
158 Puddle, David G.           Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
159 Quistberg, Paul T.         Senior Vice President
-----------------------------------------------------------------------------------
160 Rogers, Kevin J.           Senior Vice President
-----------------------------------------------------------------------------------
161 Ruys de Perez, Charles A.  Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
162 Sai, Yumiko                Senior Vice President
-----------------------------------------------------------------------------------
163 Santos, David J.           Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
164 Santosus, Anthony C.       Senior Vice President
-----------------------------------------------------------------------------------
165 Schwister, Jay E.          Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
166 Scordato, Christine A.     Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
167 Selden, Denise D.          Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
168 Sievert, Jean I.           Senior Vice President
-----------------------------------------------------------------------------------
169 Simon, Sheldon N.          Senior Vice President
-----------------------------------------------------------------------------------
170 Simozar, Saied             Senior Vice President
-----------------------------------------------------------------------------------
171 Smith Jr., Leo J.          Senior Vice President
-----------------------------------------------------------------------------------
172 Smith, Margaret D.         Senior Vice President
-----------------------------------------------------------------------------------
173 Spatz, Erin J.             Senior Vice President
-----------------------------------------------------------------------------------
174 Spiers, John Graham        Senior Vice President
-----------------------------------------------------------------------------------
175 Stack, Michael P.          Senior Vice President
-----------------------------------------------------------------------------------
176 Stairs, George W.          Senior Vice President
-----------------------------------------------------------------------------------
177 Strumpf, Casey             Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
178 Sugimoto, Toshifumi        Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
179 Sullivan, Roger R.         Senior Vice President
-----------------------------------------------------------------------------------
180 Sullivan, William J.       Senior Vice President
-----------------------------------------------------------------------------------
181 Suzuki, Toshimi            Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
182 Svensson, Lisa H.          Senior Vice President
-----------------------------------------------------------------------------------
183 Swanberg, Charles H.       Senior Vice President
-----------------------------------------------------------------------------------
184 Thomsen, Rosemary H.       Senior Vice President     Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-----------------------------------------------------------------------------------
185 Troped Blacker, Bonnie L.  Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
186 Verani, John R.            Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
187 Walsh, Francis P.          Senior Vice President
-----------------------------------------------------------------------------------
188 Weinstein, Michael R.      Senior Vice President
-----------------------------------------------------------------------------------
189 Weiss, Manuel              Senior Vice President
-----------------------------------------------------------------------------------
190 Whalen, Edward F.          Senior Vice President     Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-----------------------------------------------------------------------------------
191 Wyke, Richard P.           Senior Vice President
-----------------------------------------------------------------------------------
192 Yogg, Michael R.           Senior Vice President
-----------------------------------------------------------------------------------


(I) Summary of Business Lines and Business Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2000, Investment Management Company managed, advised, and/or administered the following 114 funds and fund portfolios (having an aggregate net asset value of approximately $284 billion):







                                                                                    "(As of January 31, 2000)"
-------------------------------------------------------------------------------------------------------------
                                                                                                    Net Asset
                                               Month/Date/                        Total Net         Value per
                                                  Year            Principal      Asset Value          share
Name                                           Established     Characteristics   ($ million)           ($)
-------------------------------------------------------------------------------------------------------------
1    The George Putnam Fund of Boston; A         11/5/37         Open/Equity       3,425.61           15.91
2    The George Putnam Fund of Boston; B         4/24/92         Open/Equity       1,399.21           15.76
3    The George Putnam Fund of Boston; M         12/1/94         Open/Equity         255.96           15.77
4    The George Putnam Fund of Boston; Y          1/1/94         Open/Equity         735.21           15.95
5    Putnam Arizona Tax Exempt Income Fund; A    1/30/91         Open/Bond            91.97            8.49
6    Putnam Arizona Tax Exempt Income Fund; B    7/15/93         Open/Bond            29.60            8.48
7    Putnam Arizona Tax Exempt Income Fund; M     7/3/95         Open/Bond             0.85            8.50
8    Putnam American Government Income Fund; A    3/1/85         Open/Bond         1,449.27            8.15
9    Putnam American Government Income Fund; B   5/20/94         Open/Bond           134.79            8.11
10   Putnam American Government Income Fund; M   2/14/95         Open/Bond             6.91            8.17
11   Putnam Balanced Fund                        10/2/95         Open/Balanced         5.03           13.03
12   Putnam Growth Opportunities; A              10/2/95         Open/Equity       2,386.87           28.37
13   Putnam Growth Opportunities; B               8/1/97         Open/Equity       2,741.63           27.87
14   Putnam Growth Opportunities; C               2/1/99         Open/Equity         183.59           28.22
15   Putnam Growth Opportunities; M               8/1/97         Open/Equity         142.58           28.03
16   Putnam Asia Pacific Growth Fund; A          2/20/91         Open/Equity         333.13           17.06
17   Putnam Asia Pacific Growth Fund; B           6/1/93         Open/Equity         296.79           16.72
18   Putnam Asia Pacific Growth Fund; M           2/1/95         Open/Equity          20.36           16.90
19   Putnam Asset Allocation: Balanced
     Portfolio; A                                 2/7/94         Open/Balanced     1,019.75           12.51
20   Putnam Asset Allocation: Balanced
     Portfolio; B                                2/11/94         Open/Balanced       579.30           12.43
21   Putnam Asset Allocation: Balanced
     Portfolio; C                                 9/1/94         Open/Balanced       133.65           12.36
22   Putnam Asset Allocation: Balanced
     Portfolio; M                                 2/6/95         Open/Balanced        71.34           12.48
23   Putnam Asset Allocation: Balanced
     Portfolio; Y                                7/14/94         Open/Balanced       494.14           12.52
24   Putnam Asset Allocation : Conservative
     Portfolio; A                                 2/7/94         Open/Balanced       396.39           10.38
25   Putnam Asset Allocation : Conservative
     Portfolio; B                                2/18/94         Open/Balanced       188.34           10.33
26   Putnam Asset Allocation : Conservative
     Portfolio; C                                 9/1/94         Open/Balanced        47.56           10.31
27   Putnam Asset Allocation : Conservative
     Portfolio; M                                 2/7/95         Open/Balanced        26.88           10.34
28   Putnam Asset Allocation : Conservative
     Portfolio; Y                                7/14/94         Open/Balanced       113.96           10.40
29   Putnam Asset Allocation: Growth
     Portfolio; A                                 2/8/94         Open/Balanced       781.96           14.61
30   Putnam Asset Allocation: Growth
     Portfolio; B                                2/16/94         Open/Balanced       524.95           14.41
31   Putnam Asset Allocation: Growth
     Portfolio; C                                 9/1/94         Open/Balanced       126.63           14.28
32   Putnam Asset Allocation: Growth
     Portfolio; M                                 2/1/95         Open/Balanced        67.69           14.43
33   Putnam Asset Allocation: Growth
     Portfolio; Y                                7/14/94         Open/Balanced       464.06           14.69
34   Putnam Balanced Retirement Fund; A          4/19/85         Open/Balanced       582.67            9.64
35   Putnam Balanced Retirement Fund; B           2/1/94         Open/Balanced       172.55            9.54
36   Putnam Balanced Retirement Fund; M          3/17/95         Open/Balanced        13.96            9.58
37   Putnam Balanced Retirement Fund; Y           1/4/99         Open/Balanced         3.07            9.64
38   Putnam California Tax Exempt Income
     Fund; A                                     4/29/83         Open/Bond         2,531.76            7.95
39   Putnam California Tax Exempt Income
     Fund; B                                      1/4/93         Open/Bond           556.40            7.94
40   Putnam California Tax Exempt Income
     Fund; M                                     2/14/95         Open/Bond            13.65            7.94
41   Putnam California Tax Exempt Money
     Market Fund                                10/26/87         Open/Bond            27.90            1.00
42   Putnam Capital Appreciation Fund; A          8/5/93         Open/Equity       1,107.15           24.77
43   Putnam Capital Appreciation Fund; B         11/2/94         Open/Equity       1,178.16           24.45
44   Putnam Capital Appreciation Fund; M         1/22/96         Open/Equity          77.26           24.51
45   Putnam Capital Opportunities Fund; A         8/5/93         Open/Equity          79.70            9.66
46   Putnam Capital Opportunities Fund; B        11/2/94         Open/Equity          85.46            9.57
47   Putnam Capital Opportunities Fund; M        1/22/96         Open/Equity           6.13            9.59
48   Putnam Convertible Income-Growth
     Trust; A                                    6/29/72         Open/Balanced     1,013.96           19.55
49   Putnam Convertible Income-Growth
     Trust; B                                    7/15/93         Open/Balanced       278.48           19.29
50   Putnam Convertible Income-Growth
     Trust; M                                    3/13/95         Open/Balanced        16.61           19.42
51   Putnam Convertible Income-Growth
     Trust; Y                                   12/30/98         Open/Balanced        64.07           19.56
52   Putnam Global Equity Trust; A                7/1/94         Open/Equity         548.06           17.48
53   Putnam Global Equity Trust; B                7/2/94         Open/Equity         631.90           17.14
54   Putnam Global Equity Trust; C                2/1/99         Open/Equity          19.65           17.39
55   Putnam Global Equity Trust; M                7/3/95         Open/Equity          52.60           17.26
56   Putnam Diversified Income Trust; A          10/3/88         Open/Bond         1,375.38           10.60
57   Putnam Diversified Income Trust; B           3/1/93         Open/Bond         1,570.89           10.55
58   Putnam Diversified Income Trust; C           2/1/99         Open/Bond             8.06           10.57
59   Putnam Diversified Income Trust; M          12/1/94         Open/Bond         1,055.37           10.55
60   Putnam Diversified Income Trust ; Y         7/11/96         Open/Bond            13.89           10.61
61   Putnam Strategic Income Fund; A             2/19/95         Open/Bond            78.05            7.15
62   Putnam Strategic Income Fund; B             2/19/96         Open/Bond           121.82            7.15
63   Putnam Strategic Income Fund; C              2/1/99         Open/Bond             5.43            7.17
64   Putnam Strategic Income Fund; M             2/19/96         Open/Bond             8.19            7.14
65   Putnam Emerging Markets Fund; A             10/2/95         Open/Equity          90.53           12.37
66   Putnam Emerging Markets Fund; B             10/2/95         Open/Equity          62.48           12.26
67   Putnam Emerging Markets Fund; M             10/2/95         Open/Equity           5.35           12.30
68   Putnam Equity Income Fund; A                6/15/77         Open/Balanced     1,061.00           13.48
69   Putnam Equity Income Fund; B                9/13/93         Open/Balanced       547.72           13.38
70   Putnam Equity Income Fund; C                 2/1/99         Open/Balanced        12.45           13.44
71   Putnam Equity Income Fund; M                12/2/94         Open/Balanced        54.87           13.39
72   Putnam Europe Growth Fund; A                 9/7/90         Open/Equity         959.94           25.19
73   Putnam Europe Growth Fund; B                 2/1/94         Open/Equity         866.59           24.58
     Putnam Europe Growth Fund; C                7/26/99         Open/Equity
74   Putnam Europe Growth Fund; M                12/1/94         Open/Equity          79.17           25.04
75   Putnam Florida Tax Exempt Income
     Fund; A                                     8/24/90         Open/Bond           202.29            8.57
76   Putnam Florida Tax Exempt Income
     Fund; B                                      1/4/93         Open/Bond            73.66            8.57
77   Putnam Florida Tax Exempt Income
     Fund; M                                      5/1/95         Open/Bond             0.64            8.57
78   Putnam Global Growth and Income
     Fund; A                                      1/3/95         Open/Equity          40.60           13.00
79   Putnam Global Growth and Income
     Fund; B                                      1/3/95         Open/Equity          31.73           12.87
80   Putnam Global Growth and Income
     Fund; M                                      1/3/95         Open/Equity           2.98           12.92
81   Putnam Global Governmental Income
     Trust; A                                     6/1/87         Open/Bond           113.92           11.32
82   Putnam Global Governmental Income
     Trust; B                                     2/1/94         Open/Bond            26.90           11.29
83   Putnam Global Governmental Income
     Trust; C                                    7/26/99         Open/Bond             0.06           11.31
84   Putnam Global Governmental Income
     Trust; M                                    3/17/95         Open/Bond           179.71           11.27
85   Putnam Global Growth Fund; A                 9/1/67         Open/Equity       5,675.61           17.12
86   Putnam Global Growth Fund; B                4/27/92         Open/Equity       2,404.81           16.28
87   Putnam Global Growth Fund; C                 2/1/99         Open/Equity          36.94           16.98
88   Putnam Global Growth Fund; M                 3/1/95         Open/Equity          98.15           16.89
89   Putnam Global Growth Fund; Y                6/15/94         Open/Equity         278.21           17.45
90   Putnam Growth and Income Fund II; A          1/5/95         Open/Balanced     1,122.10           11.91
91   Putnam Growth and Income Fund II; B          1/5/95         Open/Balanced     1,226.83           11.80
92   Putnam Growth and Income Fund II; C          2/1/99         Open/Balanced        32.40           11.88
93   Putnam Growth and Income Fund II; M          1/5/95         Open/Balanced       143.97           11.84
94   The Putnam Fund for Growth and
     Income; A                                   11/6/57         Open/Balanced    19,958.16           18.13
95   The Putnam Fund for Growth and
     Income; B                                   4/27/92         Open/Balanced    12,267.48           17.87
96   The Putnam Fund for Growth and
     Income; M                                    5/1/95         Open/Balanced       418.76           18.00
97   The Putnam Fund for Growth and
     Income; Y                                   6/15/94         Open/Balanced     1,474.55           18.16
98   Putnam High Yield Advantage Fund; A         3/25/86         Open/Bond           900.45            7.74
99   Putnam High Yield Advantage Fund; B         5/16/94         Open/Bond           744.99            7.71
100  Putnam High Yield Advantage Fund; M         12/1/94         Open/Bond           785.65            7.73
101  Putnam High Yield Advantage Fund; Y        12/30/98         Open/Bond             8.94            7.75
102  Putnam High Yield Trust; A                  2/14/78         Open/Bond         2,356.57           10.27
103  Putnam High Yield Trust; B                   3/1/93         Open/Bond           518.29           10.23
104  Putnam High Yield Trust; M                   7/3/95         Open/Bond            13.04           10.27
105  Putnam High Yield Trust; Y                 12/30/98         Open/Bond            18.19           10.27
106  Putnam High Yield Fund II; A               12/31/97         Open/Bond           569.79            7.31
107  Putnam High Yield Fund II; B               12/31/97         Open/Bond           817.92            7.32
108  Putnam High Yield Fund II; M               12/31/97         Open/Bond            37.69            7.32
109  Putnam Health Sciences Trust; A             5/28/82         Open/Equity       3,041.19           65.51
110  Putnam Health Sciences Trust; B              3/1/93         Open/Equity       2,197.69           62.51
111  Putnam Health Sciences Trust; M              7/3/95         Open/Equity          92.50           64.22
112  Putnam Income Fund; A                       11/1/54         Open/Bond         1,040.17            6.32
113  Putnam Income Fund; B                        3/1/93         Open/Bond           431.33            6.29
114  Putnam Income Fund; C                       7/26/99         Open/Bond           247.65            6.31
115  Putnam Income Fund; M                      12/14/94         Open/Bond         1,511.58            6.28
116  Putnam Income Fund; Y                       2/12/94         Open/Bond           243.74            6.34
117  Putnam Intermediate U.S. Government
     Income Fund; A                              2/16/93         Open/Bond           230.87            4.73
118  Putnam Intermediate U.S. Government
     Income Fund; B                              2/16/93         Open/Bond           120.67            4.74
119  Putnam Intermediate U.S. Government
     Income Fund; M                               4/3/95         Open/Bond            10.52            4.74
120  Putnam Intermediate U.S. Government
     Income Fund; Y                              10/1/97         Open/Bond           110.52            4.72
121  Putnam International Fund                  12/28/95         Open/Equity           6.05           12.74
122  Putnam International Growth and
     Income Fund;  A                              8/1/96         Open/Equity         508.93           11.56
123  Putnam International Growth and
     Income Fund;  B                              8/1/96         Open/Equity         459.67           11.44
124  Putnam International Growth and
     Income Fund; C                               2/1/99         Open/Equity          17.28           11.52
125  Putnam International Growth and
     Income Fund;  M                              8/1/96         Open/Equity          38.35           11.52
126  Putnam International New Opportunities
     Fund; A                                      1/3/95         Open/Equity       1,525.99           23.73
127  Putnam International New Opportunities
     Fund; B                                     7/21/95         Open/Equity       1,648.98           23.00
128  Putnam International New Opportunities
     Fund; C                                      2/1/99         Open/Equity          30.65           23.57
129  Putnam International New Opportunities
     Fund; M                                     7/21/95         Open/Equity         130.60           23.29
130  Putnam International Voyager Fund;  A      12/28/95         Open/Equity         650.63           26.48
131  Putnam International Voyager Fund;  B      10/30/96         Open/Equity         480.29           26.14
132  Putnam International Voyager Fund;  M      10/30/96         Open/Equity          48.25           26.29
133  Putnam Investors Fund; A                    12/1/25         Open/Equity       7,619.20           17.97
134  Putnam Investors Fund; B                     3/1/93         Open/Equity       4,087.44           17.09
135  Putnam Investors Fund; M                    12/2/94         Open/Equity         255.02           17.57
136  Putnam Investors Fund; Y                     1/7/97         Open/Equity       1,148.52           18.07
137  Putnam Mid-Cap Value Fund                   11/1/99         Open/Balanced         3.04            8.38
138  Putnam Massachusetts Tax Exempt
     Income Fund; A                             10/23/89         Open/Bond           260.70            8.69
139  Putnam Massachusetts Tax Exempt
     Income Fund; B                              7/15/93         Open/Bond           112.24            8.68
140  Putnam Massachusetts Tax Exempt
     Income Fund; M                              5/12/95         Open/Bond             4.95            8.68
141  Putnam Michigan Tax Exempt Income
     Fund; A                                    10/23/89         Open/Bond           121.68            8.33
142  Putnam Michigan Tax Exempt Income
     Fund; B                                     7/15/93         Open/Bond            40.06            8.32
143  Putnam Michigan Tax Exempt Income
     Fund; M                                     4/17/95         Open/Bond             1.91            8.33
144  Putnam Minnesota Tax Exempt Income
     Fund; A                                    10/23/89         Open/Bond            87.93            8.29
145  Putnam Minnesota Tax Exempt Income
     Fund; B                                     7/15/93         Open/Bond            46.43            8.27
146  Putnam Minnesota Tax Exempt Income
     Fund; M                                      4/3/95         Open/Bond             2.18            8.29
147  Putnam Money Market Fund; A                 10/1/76         Open/Bond         3,760.34            1.00
148  Putnam Money Market Fund; B                 4/27/92         Open/Bond           890.35            1.00
149  Putnam Money Market Fund; C                  2/1/99         Open/Bond            14.83            1.00
150  Putnam Money Market Fund; M                 12/8/94         Open/Bond           126.43            1.00
151  Putnam Municipal Income Fund; A             5/22/89         Open/Bond           710.07            8.39
152  Putnam Municipal Income Fund; B              1/4/93         Open/Bond           426.57            8.38
153  Putnam Municipal Income Fund; C              2/1/99         Open/Bond             8.55            8.38
154  Putnam Municipal Income Fund; M             12/1/94         Open/Bond            13.33            8.38
155  Putnam New Jersey Tax Exempt
     Income Fund; A                              2/20/90         Open/Bond           181.27            8.44
156  Putnam New Jersey Tax Exempt
     Income Fund; B                               1/4/93         Open/Bond            87.78            8.43
157  Putnam New Jersey Tax Exempt
     Income Fund; M                               5/1/95         Open/Bond             0.89            8.44
158  Putnam New York Tax Exempt
     Income Fund; A                               9/2/83         Open/Bond         1,305.37            8.12
159  Putnam New York Tax Exempt
     Income Fund; B                               1/4/93         Open/Bond           180.38            8.11
160  Putnam New York Tax Exempt
     Income Fund; M                              4/10/95         Open/Bond             1.73            8.13
161  Putnam New York Tax Exempt
     Money Market Fund                          10/26/87         Open/Bond            38.95            1.00
162  Putnam New York Tax Exempt
     Opportunities Fund; A                       11/7/90         Open/Bond           133.36            8.25
163  Putnam New York Tax Exempt
     Opportunities Fund; B                        2/1/94         Open/Bond            60.33            8.25
164  Putnam New York Tax Exempt
     Opportunities Fund; M                       2/10/95         Open/Bond             2.19            8.24
165  Putnam Global Natural Resources
     Fund; A                                     7/24/80         Open/Equity         176.87           18.62
166  Putnam Global Natural Resources
     Fund; B                                      2/1/94         Open/Equity         129.01           18.35
167  Putnam Global Natural Resources
     Fund; M                                      7/3/95         Open/Equity           6.06           18.53
168  Putnam New Century Growth Fund; A           1/21/00         Open/Equity         105.75           25.35
169  Putnam New Century Growth Fund; B           1/21/00         Open/Equity          55.99           25.35
170  Putnam New Century Growth Fund; C           1/21/00         Open/Equity          10.17           25.35
171  Putnam New Century Growth Fund; M           1/21/00         Open/Equity           3.67           25.35
172  Putnam New Opportunities Fund; A            8/31/90         Open/Equity      18,256.93           89.00
173  Putnam New Opportunities Fund; B             3/1/93         Open/Equity      11,905.15           84.11
174  Putnam New Opportunities Fund; M            12/1/94         Open/Equity         710.99           86.44
175  Putnam New Opportunities Fund; Y            7/19/94         Open/Equity       1,718.21           90.45
176  Putnam New Value Fund;  A                    1/3/96         Open/Equity         318.24           11.39
177  Putnam New Value Fund;  B                   2/26/96         Open/Equity         315.70           11.30
178  Putnam New Value Fund;  M                   2/26/96         Open/Equity          29.36           11.35
179  Putnam Ohio Tax Exempt Income
     Fund; A                                    10/23/89         Open/Bond           158.82            8.26
180  Putnam Ohio Tax Exempt Income
     Fund; B                                     7/15/93         Open/Bond            50.21            8.25
181  Putnam Ohio Tax Exempt Income
     Fund; M                                      4/3/95         Open/Bond             1.70            8.26
182  Putnam OTC & Emerging Growth
     Fund; A                                     11/1/82         Open/Equity       6,283.78           37.74
183  Putnam OTC & Emerging Growth
     Fund; B                                     7/15/93         Open/Equity       2,846.68           35.54
184  Putnam OTC & Emerging Growth Fund; M        12/2/94         Open/Equity         688.10           36.58
185  Putnam OTC & Emerging Growth Fund; Y        7/12/96         Open/Equity         534.03           38.16
186  Putnam International Growth Fund; A         2/28/91         Open/Equity       5,163.92           28.27
187  Putnam International Growth Fund; B          6/1/94         Open/Equity       2,966.39           27.70
188  Putnam International Growth Fund; M         12/1/94         Open/Equity         322.98           28.04
189  Putnam International Growth Fund; Y         7/12/96         Open/Equity         713.65           28.38
190  Putnam Pennsylvania Tax Exempt
     Income Fund; A                              7/21/89         Open/Bond           148.37            8.31
191  Putnam Pennsylvania Tax Exempt
     Income Fund; B                              7/15/93         Open/Bond            80.82            8.30
192  Putnam Pennsylvania Tax Exempt
     Income Fund; M                               7/3/95         Open/Bond             2.54            8.32
193  Putnam Preferred Income Fund; A              1/4/84         Open/Bond            98.17            8.21
194  Putnam Preferred Income Fund; M             4/20/95         Open/Bond            10.13            8.19
195  Putnam S & P 500 Fund                        1/4/94         Open/Equity       2,721.69           33.18
196  Putnam Research Fund; A                     10/2/95         Open/Equity         682.63           17.51
197  Putnam Research Fund;  B                    6/15/98         Open/Equity         730.81           17.28
198  Putnam Research Fund; C                      2/1/99         Open/Equity          64.62           17.39
199  Putnam Research Fund;  M                    6/15/98         Open/Equity          55.00           17.36
200  Putnam Small Cap Value Fund; A              4/12/99         Open/Equity          74.11            9.46
201  Putnam Small Cap Value Fund; B               5/3/99         Open/Equity          49.70            9.42
202  Putnam Tax Smart Equity Fund: A              7/1/99         Open/Equity          94.84           10.06
203  Putnam Tax Smart Equity Fund; B             10/1/99         Open/Equity         101.75           10.04
204  Putnam Tax Smart Equity Fund; C             10/1/99         Open/Equity          26.32           10.04
205  Putnam Tax - Free Income Trust
     Tax - Free High Yield Fund; A               9/20/93         Open/Bond         1,127.70           13.23
206  Putnam Tax - Free Income Trust
     Tax - Free High Yield Fund B                 9/9/85         Open/Bond           521.39           13.25
207  Putnam Tax - Free Income Trust
     Tax - Free High Yield Fund C                 2/1/99         Open/Bond             3.12           13.23
208  Putnam Tax - Free Income Trust
     Tax - Free High Yield Fund M               12/29/94         Open/Bond            19.46           13.24
209  Putnam Tax - Free Income Trust
     Tax - Free Insured Fund; A                  9/30/93         Open/Bond           235.97           13.93
210  Putnam Tax - Free Income Trust
     Tax - Free Insured Fund; B                   9/9/85         Open/Bond           272.53           13.94
211  Putnam Tax - Free Income Trust
     Tax - Free Insured Fund; M                   6/1/95         Open/Bond             1.82           13.96
212  Putnam Tax Exempt Income Fund; A           12/31/76         Open/Bond         1,594.92            8.27
213  Putnam Tax Exempt Income Fund; B             1/4/93         Open/Bond           200.75            8.26
214  Putnam Tax Exempt Income Fund; M            2/16/95         Open/Bond             9.27            8.29
215  Putnam Tax Exempt Money Market Fund        10/26/87         Open/Bond           100.58            1.00
216  Putnam U.S. Government Income Trust; A       2/8/84         Open/Bond         1,865.04           12.17
217  Putnam U.S. Government Income Trust; B      4/27/92         Open/Bond           862.48           12.11
218  Putnam U.S. Government Income Trust; C      7/26/99         Open/Bond             4.42           12.16
219  Putnam U.S. Government Income Trust; M       2/6/95         Open/Bond           114.64           12.15
220  Putnam U.S. Government Income Trust; Y      4/11/94         Open/Bond            26.76           12.17
221  Putnam Utilities Growth and Income
     Fund; A                                    11/19/90         Open/Balanced     1,000.33           12.86
222  Putnam Utilities Growth and Income
     Fund; B                                     4/27/92         Open/Balanced       452.38           12.78
223  Putnam Utilities Growth and Income
     Fund; M                                      3/1/95         Open/Balanced        12.93           12.83
224  Putnam Vista Fund; A                         6/3/68         Open/Equity       5,265.79           17.09
225  Putnam Vista Fund; B                         3/1/93         Open/Equity       2,384.66           15.93
226  Putnam Vista Fund; M                        12/1/94         Open/Equity         203.85           16.51
227  Putnam Vista Fund; Y                        3/28/95         Open/Equity         821.15           17.41
228  Putnam Voyager Fund II; A                   4/14/93         Open/Equity       1,698.52           37.10
229  Putnam Voyager Fund II; B                   10/2/95         Open/Equity       1,531.06           35.80
230  Putnam Voyager Fund II; C                    2/1/99         Open/Equity          85.73           36.85
231  Putnam Voyager Fund II; M                   10/2/95         Open/Equity         167.42           36.27
232  Putnam Voyager Fund; A                       4/1/96         Open/Equity      24,067.30           30.02
233  Putnam Voyager Fund; B                      4/27/92         Open/Equity      11,481.22           27.60
234  Putnam Voyager Fund; M                      12/1/94         Open/Equity         555.07           29.08
235  Putnam Voyager Fund; Y                       4/1/94         Open/Equity       3,902.45           30.65
236  Putnam VT Asia Pacific Growth
     Fund; IA                                     5/1/95         Open/Equity         220.98           15.48
237  Putnam VT Asia Pacific Growth
     Fund; IB                                    4/30/98         Open/Equity           7.57           15.44
238  Putnam VT Diversified Income
     Fund; IA                                    9/15/93         Open/Bond           609.66            9.82
239  Putnam VT Diversified Income
     Fund; IB                                     4/6/98         Open/Bond            26.05            9.80
240  Putnam VT  Global Asset Allocation
     Fund; IA                                     2/1/88         Open/Balanced       954.63           18.88
241  Putnam VT  Global Asset Allocation
     Fund; IB                                    4/30/98         Open/Balanced         7.13           18.88
242  Putnam VT George Putnam Fund; IA            4/30/98         Open/Equity         273.21            9.75
243  Putnam VT George Putnam Fund; IB            4/30/98         Open/Equity          41.72            9.75
244  Putnam VT Global Growth Fund; IA             5/1/90         Open/Equity       2,843.12           28.06
245  Putnam VT Global Growth Fund; IB            4/30/98         Open/Equity          31.68           27.99
246  Putnam VT Growth and Income Fund; IA         2/1/88         Open/Balanced     9,106.10           25.93
247  Putnam VT Growth and Income Fund; IB         4/6/98         Open/Balanced       180.93           25.87
248  Putnam VT Income Fund; IA                    2/1/88         Open/Bond           906.24           12.48
249  Putnam VT Income Fund; IB                   4/30/98         Open/Bond            19.61           12.47
250  Putnam VT High Yield Fund; IA                2/1/88         Open/Bond           947.01           11.11
251  Putnam VT High Yield Fund; IB               4/30/98         Open/Bond            19.83           11.10
252  Putnam VT Health and Sciences
     Fund; IA                                    4/30/98         Open/Equity         243.92           11.22
253  Putnam VT Health and Sciences
     Fund; IB                                    4/30/98         Open/Equity          24.32           11.21
254  Putnam VT International Growth
     and Income; IA                               1/1/97         Open/Balanced       371.48           14.50
255  Putnam VT International Growth
     and Income; IB                               4/6/98         Open/Balanced        11.92           14.47
256  Putnam VT International Growth
     Fund; IA                                     1/1/97         Open/Equity         616.46           20.62
257  Putnam VT International Growth
     Fund; IB                                    4/30/98         Open/Equity          44.31           20.59
258  Putnam VT International New
     Opportunities Fund; IA                       1/1/97         Open/Equity         335.94           22.27
259  Putnam VT International New
     Opportunities Fund; IB                      4/30/98         Open/Equity          43.82           22.23
260  Putnam VT Investors Fund; IA                4/30/98         Open/Equity         861.80           14.24
261  Putnam VT Investors Fund; IB                4/30/98         Open/Equity         111.94           14.21
262  Putnam VT Money Market Fund; IA              2/1/88         Open/Bond           738.30            1.00
263  Putnam VT Money Market Fund; IB             4/30/98         Open/Bond            46.47            1.00
264  Putnam VT New Opportunities Fund; IA         5/2/94         Open/Equity       6,374.58           42.61
265  Putnam VT New Opportunities Fund; IB        4/30/98         Open/Equity          73.97           42.50
266  Putnam VT New Value Fund; IA                 1/2/97         Open/Equity         235.50           11.39
267  Putnam VT New Value Fund; IB                4/30/98         Open/Equity          10.21           11.37
268  Putnam VT OTC & Emerging Growth
     Fund; IA                                    4/30/98         Open/Equity         254.60           23.19
269  Putnam VT OTC & Emerging Growth
     Fund; IB                                    4/30/98         Open/Equity          30.64           23.16
270  Putnam VT Research; IA                      10/1/98         Open/Equity         139.39           14.09
271  Putnam VT Research; IB                      10/1/98         Open/Equity          29.07           14.07
272  Putnam VT Small Cap Value Fund; IA          4/30/99         Open/Equity          14.39           10.07
273  Putnam VT Small Cap Value Fund; IB          4/30/99         Open/Equity           7.34           10.05
274  Putnam VT Utilities Growth and
     Income Fund; IA                              5/1/92         Open/Balanced       950.96           17.37
275  Putnam VT Utilities Growth and
     Income Fund; IB                             4/30/98         Open/Balanced        13.17           17.34
276  Putnam VT Vista Fund; IA                     1/2/97         Open/Equity         546.66           20.19
277  Putnam VT Vista Fund; IB                    4/30/98         Open/Equity          46.83           20.16
278  Putnam VT Voyager Fund; IA                   2/1/88         Open/Equity       8,902.18           64.33
279  Putnam VT Voyager Fund; IB                  4/30/98         Open/Equity         175.69           64.19
280  Putnam California Investment
     Grade Municipal Trust                      11/27/92         Closed/Bond          64.38           13.97
281  Putnam Convertible Opportunity
     and Income Trust                            6/29/95         Closed/Bond          86.65           23.34
282  Putnam Dividend Income Fund                 9/28/89         Closed/Bond         116.92           10.80
283  Putnam High Income Convertible
     and Bond Fund                                7/9/87         Closed/Bond         111.93            8.18
284  Putnam High Yield Municipal Trust           5/25/89         Closed/Bond         181.93            8.21
285  Putnam Investment Grade Municipal
     Trust I                                    10/26/89         Closed/Bond         216.80           10.30
286  Putnam Investment Grade Municipal
     Trust II                                   11/27/92         Closed/Bond         163.81           12.26
287  Putnam Investment Grade Municipal
     Trust III                                  11/29/93         Closed/Bond          47.53           11.86
288  Putnam Managed High Yield Trust             6/25/93         Closed/Bond          87.24           11.62
289  Putnam Managed Municipal Income Trust       2/24/89         Closed/Bond         391.68            8.39
290  Putnam Master Income Trust                  4/29/88         Closed/Bond         406.70            7.66
291  Putnam Master Intermediate Income Trust     4/29/88         Closed/Bond         744.69            7.44
292  Putnam Municipal Opportunities Trust        5/28/93         Closed/Bond         198.27           12.27
293  Putnam New York Investment Grade
     Municipal Trust                            11/27/92         Closed/Bond          36.08           12.67
294  Putnam Premier Income Trust               1995/2/29         Closed/Bond       1,036.66            7.35
295  Putnam Tax-Fee Health Care Fund             6/29/92         Closed/Bond         182.93           13.25
296  Putnam Asia Pacific Fund II                 3/23/98         Open/Equity           4.10           14.04
297  Putnam Equity Fund 98                      12/30/97         Open/Equity          21.02           24.82
298  Putnam Worldwide Equity Fund                 5/6/98         Open/Equity          20.43           34.34
299  Putnam Growth Fund                           5/1/98         Open/Equity           3.74           13.75
300  Putnam Latin America Fund                   3/23/98         Open/Equity           2.55            8.35
301  Putnam US Core Fund                          5/1/98         Open/Equity           4.62           11.60
302  Putnam Value Fund                            5/1/98         Open/Balanced         2.13            8.12






(J) Miscellaneous

1. Election and Removal of Directors

Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.

2. Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

3. Supervision by SEC of Changes in Directors and Certain Officers

Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940 SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and officers have willfully violated any provision of the federal securities law.

4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters.

a. Articles of Organization of Investment Management Company may be amended, under the General Corporation Law of The Commonwealth of Massachusetts, by appropriate shareholders' vote.

b. Under the General Corporation Law of The Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.

c. Investment Management Company has no direct subsidiaries.

5. Litigation, etc.

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.

III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

(1) Amount of Capital

U.S.$42,918,520 ([YEN] 46 billion) as of January 31, 2000

(2) Description of Business

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

(3) Outline of Business Relationship with the Fund

Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B) Putnam Mutual Funds Corp. (the Principal Underwriter)

(1) Amount of Capital

U.S.$124,721,023 ([YEN] 13.3 billion) as of January 31, 2000

(2) Description of Business

Putnam Mutual Funds Corp. is the Principal Underwriter of the shares of Putnam Funds including the Fund.

(3) Outline of Business Relationship with the Fund

Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.

(C) Kokusai Securities Co., Ltd. (Distributor in Japan and Agent Company)

(1) Amount of Capital

[YEN] 64.2 billion as of the end of January 2000

(2) Description of Business

Kokusai Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages in handling the sales and redemption of the Fund Shares as the Designated Securities Company for the investment trust funds of Kokusai Securities Investment Trust Management Co., Ltd., and as the Underwriting Company and the Agent Company for Fresh Korea Fund, Keystone Bond Fund II '95, Keystone Bond Fund III '95, Keystone Global Trust-Keystone Bond Fund IV '95, International Bond Index Fund, Fidelity Special Growth Fund, ACM International Health Care Fund, European and Asian Fund, Putnam High Yield Advantage Fund, ACM American Growth Fund, ACM Global Growth Trend Portfolio, Evergreen Small Company Growth Fund, Asia Network Growth Fund, Evergreen Global Opportunities Fund, Super Phoenix Fund, Super Phoenix Fund II, Solomon Euro Bond Fund A/B and Putnam U.S. Government Income Trust, and as the Underwriting Company for AGF Growth Equity Fund Limited, G.T. Investment Fund, Sci Tech, Morgan Stanley Money Market Family.

(3) The Company acts as a Distributor in Japan and Agent Company for the Fund in connection with the offering of shares in Japan.

(D) Capital Relationships

100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments, Inc.

(E) Interlocking Directors and Auditors

Names and functions of officers of the Fund who also are officers of the related companies are as follows:




                                                             (as of January 31, 2000)
-------------------------------------------------------------------------------------
                                                 Investment        Transfer Agent and
Name of Officer                                  Management       Shareholder Service
 or Trustee                    Fund               Company                 Agent
-------------------------------------------------------------------------------------
George Putnam            Chairman, Trustee        Chairman and            None
                         and President            Director
-------------------------------------------------------------------------------------
Charles E. Porter        Executive Vice           Managing Director       None
                         President
-------------------------------------------------------------------------------------
Patricia C. Flaherty     Senior Vice President    Senior Vice President   None
-------------------------------------------------------------------------------------
John D. Hughes           Senior Vice President    Senior Vice President   None
                         and Treasurer
-------------------------------------------------------------------------------------
Lawrence J. Lasser       Trustee and              President and CEO       None
                         Vice President
-------------------------------------------------------------------------------------
Gordon H. Silver         Vice President           Senior Vice President   Director
-------------------------------------------------------------------------------------
Ian C. Ferguson          Vice President           Senior Managing         None
                                                  Director
-------------------------------------------------------------------------------------
Richard A. Monaghan      Vice President           Senior Managing         None
                                                  Director
-------------------------------------------------------------------------------------
Michael Martino          Vice President           Managing Director       None
-------------------------------------------------------------------------------------
John R. Verani           Vice President           Senior Vice President   Senior Vice
                                                                          President
-------------------------------------------------------------------------------------
Edward H. D'Alelio       Vice President           Managing Director       None
-------------------------------------------------------------------------------------
Kevin M. Cronin          Vice President           Managing Director       None
-------------------------------------------------------------------------------------
Brett C. Browchuk        Vice President           Managing Director       None
-------------------------------------------------------------------------------------
Stephen M. Oristaglio    Vice President           Managing Director       None
-------------------------------------------------------------------------------------
Richard G. Liebovitch    Vice President           Managing Director       None
-------------------------------------------------------------------------------------
Paul C. Bucuvalas        Assistant Treasurer      None                    None
-------------------------------------------------------------------------------------
Katharine Howard         Senior Associate         None                    None
                         Treasurer
-------------------------------------------------------------------------------------
Mary A. Eaton            Associate Treasurer      None                    None
                         & Associate Clerk
-------------------------------------------------------------------------------------
Judith Cohen             Associate Clerk          None                    None
                         & Assistant Treasurer
-------------------------------------------------------------------------------------
Wanda McManus            Assistant Clerk          None                    None
-------------------------------------------------------------------------------------
Joanne M. Neary          Assistant Clerk          None                    None
-------------------------------------------------------------------------------------




IV. FINANCIAL CONDITION OF THE FUND

1. FINANCIAL STATEMENTS

[Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]

Financial highlights

The financial highlights table is intended to help investors understand the Fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the Fund's Financial Statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the Fund's financial statements are included in the Fund's annual report to shareholders, which is available upon request.




Financial highlights (For a share outstanding throughout the period)

Class M
                                         Year ended September 30
                        ------------------------------------------------------------
                           1999       1998        1997           1996        1995 +
------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $13.25     $13.00      $12.63         $12.96      $12.29
------------------------------------------------------------------------------------
Income From Investment
Operations
Net investment income       .72(b)     .80(b)      .80            .82(b)      .61
Net Gain  or Losses
(both realized and
unrealized) on
Investments                (.66)       .25         .35           (.32)        .66
------------------------------------------------------------------------------------
Total From Investment
Operations                  .06       1.05        1.15            .50        1.27
------------------------------------------------------------------------------------
Less Distributions From:
Net Investment Income      (.72)      (.77)       (.78)          (.78)       (.55)
In Excess of Net
Investment Income            --       (.03)         --             --          --
From Return of Capital     (.04)        --          --           (.05)       (.05)
------------------------------------------------------------------------------------
Total Distributions        (.76)      (.80)       (.78)          (.83)       (.60)
------------------------------------------------------------------------------------
Net Asset Value (NAV)    $12.55     $13.25      $13.00         $12.63      $12.96
------------------------------------------------------------------------------------
Ratios/Supplemental Data
Total Return at NAV (%)(a) 0.56       8.38        9.39           3.99       10.54*
Net Assets,
End of Period          $133,362   $163,076      $7,850         $6,116      $2,609
------------------------------------------------------------------------------------
Ratio of Expenses
to Average Net Assets (%)  1.10       1.12        1.14           1.14         .79*
Ratio of Net Investment
Income to Average
Net Assets (%)             5.68       5.91        6.32           6.37        4.14*
Portfolio Turnover
Rate (%)                 123.04     294.74      125.80         138.97      195.45
------------------------------------------------------------------------------------

 +  From the period from the commencement of operations on February 6, 1995 through
    September 30, 1995

 *  Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




The following financial documents are omitted here.

Report of independent accountants for the fiscal year ended September 30, 1999 Report of independent accountants for the year ended September 30, 1998

Statement of assets and liabilities September 30, 1999
Statement of operations Year ended September 30, 1999
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements September 30, 1999
Portfolio of investments owned September 30, 1999

Statement of assets and liabilities September 30, 1998
Statement of operations Year ended September 30, 1998
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements September 30, 1998

2. CONDITION OF THE FUND

(a) Statement of Net Assets




                                                      (As of the end of January 2000)
-------------------------------------------------------------------------------------
                                           USD                  JPY (in thousands)
-------------------------------------------------------------------------------------
a. Total Assets                       3,049,197,602               326,264,143
-------------------------------------------------------------------------------------
b. Total Liabilities                    175,858,287                18,816,837
-------------------------------------------------------------------------------------
c. Total Net Assets (a-b)             2,873,339,315               307,447,307
-------------------------------------------------------------------------------------
d. Total Number of Shares  Class A.     153,225,875     Shares
   Outstanding             Class B.      71,191,302     Shares
                           Class C.         364,221     Shares
                           Class M.       9,434,989     Shares
                           Class Y.       2,199,350     Shares
-------------------------------------------------------------------------------------
e. Net Asset Value         Class A.  12.17                             \1,302
   per Share (c/d)         Class B.  12.11                             \1,296
                           Class C.  12.16                             \1,301
                           Class M.  12.15                             \1,300
                           Class Y.  12.17                             \1,302
-------------------------------------------------------------------------------------








(b) <Names of Major Portfolio Holdings other than Equity Shares (Top 30 Holdings)>

                                                                                               (As of the end of January 2000)
                                                                          USD                   USD
                         Kind of            Maturity   Interest        Par Value   Acquisition        Current      Investment
Name of Securities        Issue               Date      Rate (%)        (1,000)        Cost            Value       Ratio (%)
1  GNMA               U.S. Government      2007-2029    7               967,209     976,889,766     925,585,993       32.21
2  GNMA               U.S. Government      2024-2029    6 1/2           777,789     775,341,565     719,350,275       25.04
3  GNMA               U.S. Government      2001-2027    7 1/2           346,206     333,838,965     339,102,530       11.80
4  GNMA               U.S. Government      2001-2028    8               309,077     315,074,459     309,463,233       10.77
5  GNMA               U.S. Government      2028-2029    6               146,496     139,545,916     130,838,780        4.55
6  GNMA               U.S. Government      2001-2024    8 1/2            83,481      87,612,158      85,643,291        2.98
7  U.S. Treasury
   Notes              U.S. Government        2009       6                75,000      71,725,056      71,484,000        2.49
8  GNMA               U.S. Government      2004-2025    9                20,957      21,307,349      21,792,264        0.76
9  GNMA TBA           U.S. Government        2030       6                16,100      14,489,547      14,379,393        0.50
10 GNMA               U.S. Government      2010-2021   10 1/2            12,251      13,878,058      13,247,697        0.46
11 GNMA               U.S. Government      2009-2029    9 1/2            12,144      13,108,593      12,825,073        0.45
12 U.S. Treasury
   Bond               U.S. Government        2029       6 1/8             8,520       7,872,608       8,109,912        0.28
13 GNMA - Project
   Loan               U.S. Government        2027       8 1/2             5,623       5,623,347       5,732,272        0.20
14 U.S. Treasury
   Bond               U.S. Government        2029       5 1/4             6,610       5,725,473       5,505,932        0.19
15 GNMA               U.S. Government      2010-2018   11 1/2             1,407       1,587,734       1,554,184        0.05
16 GNMA               U.S. Government      2000-2019   11                 1,409       1,556,782       1,538,788        0.05
17 GNMA               U.S. Government      2009-2021   10                 1,038       1,080,898       1,115,268        0.04
18 GNMA               U.S. Government      2011-2015   13 1/2               688         776,720         785,297        0.03
19 GNMA               U.S. Government      2013-2016   11 1/4               634         686,049         695,040        0.02
20 GNMA               U.S. Government      2013-2015   13                   540         586,050         611,542        0.02
21 GNMA               U.S. Government      2016-2019    9 1/4               579         570,728         607,126        0.02
22 GNMA               U.S. Government      2013-2015   12 1/4               383         412,493         429,959        0.01
23 GNMA               U.S. Government      2010-2015   12 1/2               304         319,629         340,695        0.01
24 GNMA               U.S. Government      2014-2016   12                   303         339,754         336,977        0.01
25 GNMA               U.S. Government      2013-2014   12 3/4               259         275,575         293,828        0.01
26 GNMA               U.S. Government      2016-2020   10 1/4               217         232,880         234,088        0.01
27 GNMA               U.S. Government      2011-2013   15                   143         155,434         168,382        0.01
28 GNMA               U.S. Government      2014-2015   14                   113         119,664         130,095        0.00
29 GNMA               U.S. Government        2016      10 3/4               115         121,554         125,723        0.00
30 GNMA               U.S. Government      2014-2016   12 3/4               111         119,014         125,688        0.00





V. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of fiscal 1998 and 1997 are attached to the Japanese version of the Annual Securities Report.

VI. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1. Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2. The Closing Period of the Shareholders' Book

No provision is made.

3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.

4. No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

VII. REFERENCE INFORMATION

The following documents concerning the Fund were filed with the Director of Kanto Local Finance Bureau of Japan.

December 1, 1998:      Amendment to Securities Registration Statement

March 16, 1999:        Securities Registration Statement
                       Annual Securities Report (The Fourth Fiscal Year)
                       Amendment to Securities Registration Statement

June 30, 1999:         Semi-annual Report (The Fifth Term)
                       Amendment to Securities Registration Statement